UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® AMT Tax-Free
Money Fund

May 31, 2014

1.802206.110

SMM-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 60.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series WF 11 37C, 0.07% 6/6/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	$ 255	$ 255
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.09% 6/2/14, VRDN (c)	600	600
		855
Alaska - 1.1%
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	2,805	2,805
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.07% 6/6/14 (ConocoPhillips Co. Guaranteed), VRDN (c)	6,600	6,600
		9,405
Arizona - 2.3%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.):
Series 2005 B, 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	600	600
Series 2008 A, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	1,500	1,500
Series 2008 B, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (c)	800	800
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.07% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,300	1,300
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.07% 6/6/14, LOC Freddie Mac, VRDN (c)	10,500	10,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series Putters 3467, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,115	2,115
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.06% 6/6/14, LOC Bank of America NA, VRDN (c)	3,500	3,500
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.07% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	500	500
		20,815
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - 2.3%
California Edl. Facilities Auth. Rev.:
(Univ. of San Francisco Proj.) Series 2000, 0.05% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 3,765	$ 3,765
Participating VRDN Series MS 3377, 0.08% 6/6/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	3,700	3,700
Los Angeles Cmnty. College District Participating VRDN Series WF 09 8C, 0.09% 6/6/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	1,800	1,800
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series BA 08 1062, 0.08% 6/6/14 (Liquidity Facility Bank of America NA) (c)(f)	5,000	5,000
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 06 2222, 0.06% 6/6/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	600	600
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.05% 6/6/14, LOC Bank of America NA, VRDN (c)	2,700	2,700
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series WF 08 29C, 0.07% 6/6/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	1,065	1,065
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.04% 6/6/14, LOC Bank of America NA, VRDN (c)	1,370	1,370
Whittier Gen. Oblig. (Whittier College Proj.) Series 2008, 0.06% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	600	600
		20,600
Colorado - 1.3%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	1,100	1,100
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,065	2,065
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.16% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	6,760	6,760
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.08% 6/6/14, LOC Bank of America NA, VRDN (c)	1,300	1,300
		11,225
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 0.5%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Yale-New Haven Hosp. Proj.) Series L2, 0.07% 6/6/14, LOC Bank of America NA, VRDN (c)	$ 400	$ 400
Participating VRDN Series EGL 7 05 3031, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(f)	4,300	4,300
		4,700
Delaware - 0.8%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.24% 6/6/14, VRDN (c)	3,000	3,000
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	4,000	4,000
		7,000
District Of Columbia - 1.0%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.09% 6/6/14, LOC Bank of America NA, VRDN (c)	1,000	1,000
(The AARP Foundation Proj.) Series 2004, 0.06% 6/6/14, LOC Bank of America NA, VRDN (c)	1,500	1,500
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.06% 6/6/14, LOC Branch Banking & Trust Co., VRDN (c)	4,700	4,700
(Washington Drama Society, Inc. Proj.) Series 2008, 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	500	500
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
		8,700
Florida - 4.1%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.06% 6/6/14, LOC Freddie Mac, VRDN (c)	4,165	4,165
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.08% 6/6/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,440	3,440
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Mariner's Cay Apts. Proj.) Series 2008 M, 0.06% 6/6/14, LOC Fannie Mae, VRDN (c)	1,360	1,360
(Victoria Park Apts. Proj.) Series 2002 J, 0.06% 6/6/14, LOC Fannie Mae, VRDN (c)	1,100	1,100
Highlands County Health Facilities Auth. Rev. Participating VRDN Series ROC II R 11830, 0.08% 6/6/14 (Liquidity Facility Citibank NA) (c)(f)	875	875
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.06% 6/6/14, LOC Fannie Mae, VRDN (c)	$ 2,650	$ 2,650
Miami-Dade County Series 2014 A, 0.06% 6/6/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	1,300	1,300
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.07% 6/6/14, LOC Northern Trust Co., VRDN (c)	1,000	1,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.08% 6/6/14, LOC Bank of America NA, VRDN (c)	1,200	1,200
Palm Beach County Rev. (Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.08% 6/6/14, LOC Bank of America NA, VRDN (c)	1,900	1,900
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(f)	2,930	2,930
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,765	2,765
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.07% 6/6/14, LOC Bank of America NA, VRDN (c)	5,100	5,100
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.06% 6/6/14, LOC Freddie Mac, VRDN (c)	4,900	4,900
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.06% 6/6/14, LOC Fannie Mae, VRDN (c)	1,850	1,850
		36,535
Georgia - 1.8%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2010 A, 0.05% 6/6/14, LOC Bank of America NA, VRDN (c)	1,600	1,600
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.07% 6/6/14, LOC Bank of America NA, VRDN (c)	1,500	1,500
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.06% 6/6/14, LOC Branch Banking & Trust Co., VRDN (c)	2,400	2,400
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	8,200	8,200
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (c)	2,300	2,300
		16,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Hawaii - 1.4%
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 12 14, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	$ 600	$ 600
Hawaii Gen. Oblig. Participating VRDN Series Putters 4007, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,665	4,665
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.07% 6/6/14, LOC Freddie Mac, VRDN (c)	2,300	2,300
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 3391, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
		12,565
Illinois - 6.3%
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,200	3,200
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.07% 6/6/14, LOC Barclays Bank PLC, VRDN (c)	700	700
Chicago Wtr. Rev.:
Series 2004 A2, 0.11% 6/6/14, LOC California Pub. Employees Retirement Sys., VRDN (c)	4,105	4,105
Series 2004 A3, 0.08% 6/6/14, LOC State Street Bank & Trust Co., Boston, VRDN (c)	1,505	1,505
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	18,900	18,900
(Edward Hosp. Obligated Group Proj.) Series 2008 B1, 0.05% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	2,900	2,900
(Museum of Science & Industry Proj.) Series 2009 C, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (c)	1,000	1,000
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.07% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	4,700	4,700
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.06% 6/6/14, LOC Northern Trust Co., VRDN (c)	4,600	4,600
(Spertus Institute of Jewish Studies Proj.) 0.06% 6/6/14, LOC Northern Trust Co., VRDN (c)	3,400	3,400
Participating VRDN Series MS 3332, 0.06% 6/6/14 (Liquidity Facility Cr. Suisse AG) (c)(f)	400	400
Series 2007 F, 0.06% 6/6/14, LOC Barclays Bank PLC, VRDN (c)	2,200	2,200
Series 2011 B, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (c)	950	950
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 400	$ 400
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.07% 6/6/14, LOC Freddie Mac, VRDN (c)	500	500
Univ. of Illinois Rev. (UIC South Campus Dev. Proj.) Series 2008, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	6,300	6,300
		55,760
Indiana - 1.0%
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.05% 6/6/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)	700	700
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.05% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	800	800
Series 2008 E, 0.05% 6/6/14, LOC Bank of America NA, VRDN (c)	2,000	2,000
Series 2008 H, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	1,200	1,200
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 B, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	1,900	1,900
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.06% 6/6/14, LOC Bank of Nova Scotia, VRDN (c)	2,000	2,000
		8,600
Iowa - 0.7%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.09% 6/6/14, VRDN (c)	5,900	5,900
Louisiana - 0.6%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.05% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	1,200	1,200
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.27% 6/6/14, VRDN (c)	1,250	1,250
Series 2010 B1, 0.3% 6/6/14, VRDN (c)	2,700	2,700
		5,150
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Maryland - 0.6%
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.07% 6/6/14, LOC Fannie Mae, VRDN (c)	$ 1,200	$ 1,200
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.06% 6/6/14, LOC Union Bank NA, VRDN (c)	800	800
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.07% 6/6/14, LOC Bank of America NA, VRDN (c)	3,200	3,200
		5,200
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.09% 6/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	2,500	2,500
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(f)	1,000	1,000
		3,500
Michigan - 0.5%
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Sys. Proj.) Series 2005 F, 0.05% 6/6/14, VRDN (c)	3,450	3,450
Participating VRDN Series ROC II R 11676, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (c)(f)	1,300	1,300
		4,750
Minnesota - 2.5%
Minnesota Gen. Oblig. Participating VRDN Series Putters 3844 Q, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,860	6,860
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2009 A, 0.06% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	15,500	15,500
		22,360
Mississippi - 0.7%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (New Process Steel, L.P. Proj.) Series 2010, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	6,100	6,100
Missouri - 1.3%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series EGL 07 0001, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 40, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada) (a)(c)(f)	$ 700	$ 700
Series RBC E 47, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	600	600
Saint Louis Indl. Dev. Auth. (Saint Luke's Plaza Apts. Proj.) Series 2009, 0.06% 6/6/14 (Liquidity Facility Freddie Mac), VRDN (c)	2,100	2,100
		11,400
Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	5,470	5,470
Nevada - 0.4%
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(f)	2,455	2,455
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.07% 6/6/14, LOC Union Bank NA, VRDN (c)	1,500	1,500
		3,955
New Mexico - 1.3%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	11,740	11,740
New York - 4.3%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.14% 6/6/14, LOC KeyBank NA, VRDN (c)	100	100
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.23% 6/6/14, LOC RBS Citizens NA, VRDN (c)	1,400	1,400
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 2559, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,775	1,775
Series 2009 BB2, 0.1% 6/2/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	1,200	1,200
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series Putters 3857, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,500	2,500
Series ROC II R 14022, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (c)(f)	2,815	2,815
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2001 A, 0.05% 6/6/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	$ 1,450	$ 1,450
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.05% 6/6/14, LOC Bank of America NA, VRDN (c)	4,300	4,300
(Fordham Univ. Proj.) Series 2008 A2, 0.05% 6/6/14, LOC Bank of America NA, VRDN (c)	2,350	2,350
Participating VRDN:
Series EGL 06 47 Class A, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Series EGL 07 0003, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(f)	15,000	15,000
New York Hsg. Fin. Agcy. Rev.:
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.07% 6/6/14, LOC Bank of America NA, VRDN (c)	800	800
Series 2011 A2, 0.08% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	400	400
		38,590
North Carolina - 1.9%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.04% 6/6/14, LOC Bank of America NA, VRDN (c)	4,000	4,000
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.06% 6/6/14 (Liquidity Facility Bank of America NA), VRDN (c)	2,195	2,195
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series EGL 06 0139, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(f)	1,000	1,000
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(f)	9,900	9,900
		17,095
Ohio - 1.1%
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 0.09% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,360	4,360
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Lancaster Port Auth. Gas Rev. 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	$ 800	$ 800
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3558, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,330	4,330
		9,490
Pennsylvania - 4.7%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 B, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (c)	1,000	1,000
Allegheny County Indl. Dev. Auth. Rev. (The Watson Institute Friendship Academy Proj.) Series 2010, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (c)	3,635	3,635
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (c)	1,200	1,200
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.):
Series 2008 A1, 0.16% 6/6/14, LOC Citizens Bank of Pennsylvania, VRDN (c)	400	400
Series 2008 A2, 0.06% 6/6/14, LOC TD Banknorth, NA, VRDN (c)	1,000	1,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.07% 6/6/14, LOC PNC Bank NA, VRDN (c)	2,000	2,000
Lackawanna Hotel Room Rental Tax Rev. Series 2013, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (c)	9,500	9,500
Lancaster Indl. Dev. Auth. Rev. (United Zion Retirement Cmnty. Proj.) 0.35% 6/6/14, LOC Citizens Bank of Pennsylvania, VRDN (c)	3,395	3,395
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (c)	3,170	3,170
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Forge Gate Apts. Proj.) Series 2001 A, 0.06% 6/6/14, LOC Fannie Mae, VRDN (c)	4,990	4,990
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 4014, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,500	3,500
Philadelphia Auth. for Indl. Dev. Rev. (The Franklin Institute Proj.) Series 2006, 0.06% 6/6/14, LOC Bank of America NA, VRDN (c)	2,895	2,895
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Somerset County Gen. Oblig. Series 2009 A, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (c)	$ 3,445	$ 3,445
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2011 A, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (c)	1,700	1,700
		41,830
Rhode Island - 3.0%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.05% 6/6/14, LOC TD Banknorth, NA, VRDN (c)	500	500
(Rhode Island School of Design Proj.):
Series 2008 A, 0.04% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	700	700
Series 2008 B, 0.05% 6/6/14, LOC TD Banknorth, NA, VRDN (c)	17,295	17,295
(Roger Williams Univ. Proj.) Series 2008 B, 0.06% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	8,515	8,515
		27,010
South Carolina - 3.2%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 42W, 0.08% 6/6/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,000	2,000
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.06% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	22,750	22,750
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.) 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
(Institute for Bus. and Home Safety Proj.) Series 2009, 0.06% 6/6/14, LOC Branch Banking & Trust Co., VRDN (c)	1,800	1,800
		28,550
Tennessee - 2.3%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.09% 6/6/14, LOC Bank of America NA, VRDN (c)	3,100	3,100
Series 2003, 0.09% 6/2/14, LOC Bank of America NA, VRDN (c)	900	900
Series 2004, 0.09% 6/2/14, LOC Bank of America NA, VRDN (c)	1,205	1,205
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.): - continued
Series 2005, 0.09% 6/2/14, LOC Bank of America NA, VRDN (c)	$ 5,660	$ 5,660
Series 2008, 0.09% 6/2/14, LOC Bank of America NA, VRDN (c)	1,020	1,020
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.08% 6/6/14, LOC Bank of America NA, VRDN (c)	4,500	4,500
Series 2002, 0.09% 6/2/14, LOC Bank of America NA, VRDN (c)	1,710	1,710
Series 2006, 0.09% 6/2/14, LOC Bank of America NA, VRDN (c)	1,000	1,000
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 0.06% 6/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	1,500	1,500
		20,595
Texas - 3.9%
Fort Bend Independent School District Participating VRDN Series PZ 124, 0.08% 6/6/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	10,415	10,415
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.06% 6/6/14, LOC Barclays Bank PLC, VRDN (c)	1,400	1,400
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2013 B, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	1,055	1,055
Harris County Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2012, 0.05% 6/6/14, LOC Bank of America NA, VRDN (c)	2,000	2,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2004 A, 0.23% 6/2/14, VRDN (c)	3,400	3,400
North East Texas Independent School District Participating VRDN Series Putters 2355, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,640	4,640
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2010 C, 0.23% 6/2/14, VRDN (c)	250	250
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 18, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	2,300	2,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series Putters 3344, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 3,215	$ 3,215
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.06% 6/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	265	265
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,495	1,495
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.08% 6/6/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,500	1,500
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.06% 6/6/14, LOC Bank of America NA, VRDN (c)	200	200
Texas Gen. Oblig.:
Participating VRDN Series Solar 06 57, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	1,000	1,000
Series 2012 A, 0.05% 6/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	1,845	1,845
		34,980
Utah - 0.1%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.07% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	1,000	1,000
Virginia - 0.5%
Fairfax County Indl. Dev. Auth. Participating VRDN Series Putters 4254, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	665	665
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series PZ 161, 0.08% 6/6/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,860	3,860
		4,525
Washington - 1.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,000	1,000
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(f)	1,600	1,600
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.06% 6/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	1,300	1,300
Series DB 606, 0.08% 6/6/14 (Liquidity Facility Deutsche Bank AG) (c)(f)	495	495
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series ROC II R 11889, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(f)	$ 3,250	$ 3,250
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Discovery Heights Apt. Proj.) Series 2010, 0.04% 6/6/14, LOC Freddie Mac, VRDN (c)	1,000	1,000
		8,645
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 B, 0.06% 6/6/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	1,200	1,200
Wisconsin - 0.4%
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 14065, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (c)(f)	3,200	3,200
Wyoming - 0.3%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.05% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	2,600	2,600
TOTAL VARIABLE RATE DEMAND NOTE (Cost $537,595)		537,595
Other Municipal Debt - 33.9%

Alaska - 1.1%
Anchorage Gen. Oblig.:
Series A1:
0.09% 7/29/14, LOC Wells Fargo Bank NA, CP	5,000	5,000
0.09% 7/31/14, LOC Wells Fargo Bank NA, CP	1,000	1,000
Series B1, 0.1% 8/1/14, LOC JPMorgan Chase Bank, CP	800	800
TAN 0.5% 9/16/14	2,000	2,002
North Slope Borough Gen. Oblig. Bonds Series 2012 A, 2.5% 6/30/14	1,000	1,002
		9,804
Arizona - 1.8%
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	11,195	11,195
Phoenix Civic Impt. Corp. Series 2011 B1, 0.09% 6/13/14, LOC Barclays Bank PLC, CP	1,600	1,600
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Bonds (Lt. Rail Proj.) Series 2013, 2% 7/1/14	$ 500	$ 501
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2012 B, 0.13% 12/10/14, LOC Wells Fargo Bank NA, CP	2,400	2,400
		15,696
California - 4.1%
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.15% tender 8/28/14, CP mode	1,600	1,600
California Gen. Oblig.:
RAN Series 2013 A2, 2% 6/23/14	10,200	10,211
Series 2011 A2, 0.08% 6/4/14, LOC Royal Bank of Canada, CP	1,200	1,200
Kern County Gen. Oblig. TRAN 1.25% 6/30/14	3,300	3,303
Los Angeles County Gen. Oblig. TRAN 2% 6/30/14	7,100	7,110
Los Angeles Gen. Oblig. TRAN 2% 6/26/14	7,700	7,710
Oakland Gen. Oblig. TRAN 1.25% 6/30/14	2,000	2,002
San Diego County & School District TRAN Series 2013 A, 2% 6/30/14	800	801
Santa Cruz Gen. Oblig. TRAN 2% 7/2/14	600	601
Ventura County Gen. Oblig. TRAN 1.25% 7/1/14	1,800	1,802
		36,340
Colorado - 0.5%
Colorado Ed. Ln. Prog. TRAN Series 2013 B, 2% 6/27/14	4,600	4,606
Connecticut - 0.9%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 1999, 0.28% tender 7/1/14, CP mode	1,500	1,500
Connecticut Gen. Oblig. Bonds Series 2014 C, 2% 6/15/15	1,400	1,427
Hartford County Metropolitan District Gen. Oblig. BAN:
1% 12/5/14	2,245	2,255
1% 3/23/15	2,030	2,044
Univ. of Connecticut Gen. Oblig. Bonds Series 2014 A, 2% 2/15/15	700	709
		7,935
Delaware - 0.3%
Delaware Gen. Oblig. Bonds 5% 3/1/15	3,000	3,109
District Of Columbia - 2.4%
District of Columbia Gen. Oblig. TRAN 2% 9/30/14	16,100	16,198
District of Columbia Rev. Bonds Series 2000, 0.09% tender 9/4/14, LOC JPMorgan Chase Bank, CP mode	1,300	1,300
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.09% 6/5/14, LOC JPMorgan Chase Bank, CP	$ 1,000	$ 1,000
0.09% 6/5/14, LOC JPMorgan Chase Bank, CP	500	500
0.11% 8/6/14, LOC JPMorgan Chase Bank, CP	1,900	1,900
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2A1, 0.08% 8/11/14, LOC Sumitomo Mitsui Banking Corp., CP	400	400
		21,298
Florida - 0.9%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. & Clinics, Inc. Proj.) Series 2008, 0.09% tender 6/4/14, LOC Bank of America NA, CP mode	700	700
Florida Board of Ed. Lottery Rev. Bonds Series 2006 A, 5% 7/1/14	1,500	1,506
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.11% 8/14/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,300	1,300
0.12% 6/19/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,500	1,500
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 23 Issue 2, 5% 10/1/14	1,200	1,219
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds Series 2014 A1, 0.14%, tender 12/26/14 (c)	600	600
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.14%, tender 12/26/14 (c)	1,000	1,000
		7,825
Georgia - 1.1%
Cobb County Gen. Obligations TAN 0.5% 11/28/14	1,100	1,102
Fulton County Gen. Oblig. TAN 1% 12/31/14 (b)	6,900	6,936
Georgia Muni. Elec. Auth. Pwr. Rev. Series B, 0.09% 6/16/14, LOC TD Banknorth, NA, CP	1,000	1,000
Metropolitan Atlanta Rapid Transit Series 2012 C1, 0.09% 6/3/14, LOC Bank of New York, New York, CP	800	800
		9,838
Hawaii - 0.1%
Hawaii Gen. Oblig. Bonds Series 2013 EI, 5% 8/1/14	800	806
Idaho - 0.5%
Idaho Gen. Oblig. TAN 2% 6/30/14	4,400	4,406
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Illinois - 0.6%
Illinois Fin. Auth. Ed. Rev.:
Series L, 0.08% 7/29/14, LOC PNC Bank NA, CP	$ 500	$ 500
0.11% 7/8/14, LOC PNC Bank NA, CP	600	600
Illinois Fin. Auth. Rev. Bonds:
(Hosp. Sisters Svcs. Proj.) Series 2012 H, 0.1% tender 7/8/14, CP mode	600	600
Series 2012 I, 0.08% tender 8/6/14, CP mode	500	500
0.11% tender 6/4/14, CP mode	1,885	1,885
Illinois Sales Tax Rev. Bonds Series 2013, 2% 6/15/14	1,200	1,201
		5,286
Indiana - 0.6%
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 D2:
0.08% tender 8/7/14, CP mode	1,265	1,265
0.09% tender 7/8/14, CP mode	2,900	2,900
Indianapolis Gas Util. Sys. Rev. 0.09% 9/4/14, LOC JPMorgan Chase Bank, CP	900	900
		5,065
Kansas - 0.3%
City of Lawrence BAN 1.5% 10/1/14	1,100	1,105
Wichita Gen. Oblig. BAN Series 258, 0.5% 10/15/14	1,700	1,700
		2,805
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.3% tender 7/3/14, CP mode	600	600
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.3% tender 7/3/14, CP mode	1,200	1,200
		1,800
Maryland - 1.4%
Baltimore County Gen. Oblig.:
Series 2011:
0.09% 7/8/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,898	1,898
0.1% 6/16/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,700	1,700
0.08% 7/23/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,563	1,563
0.08% 7/23/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	3,000	3,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Baltimore County Gen. Oblig.: - continued
0.08% 7/23/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	$ 1,675	$ 1,675
Maryland Gen. Oblig. Bonds Series 2007, 5% 8/1/14	1,140	1,149
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.1%, tender 9/2/14 (b)(c)	1,200	1,200
		12,185
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.27% tender 6/27/14, CP mode	1,000	1,000
Series 1993 A, 0.27% tender 6/27/14, CP mode	600	600
		1,600
Michigan - 0.2%
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 2010 F3, 2.625%, tender 6/30/14 (c)	1,000	1,002
(Trinity Health Sys. Proj.) Series 2008 C:
0.08% tender 8/6/14, CP mode	500	500
0.1% tender 6/4/14, CP mode	700	700
		2,202
Minnesota - 0.1%
Univ. of Minnesota Rev. Series 2005 A, 0.08% 8/4/14, CP	600	600
Missouri - 0.1%
Missouri Health & Edl. Facilities Bonds (BJC Health Sys. Proj.) Series 2013 C, 0.13%, tender 12/26/14 (c)	500	500
Nebraska - 0.3%
Nebraska Pub. Pwr. District Rev. Series A:
0.09% 6/19/14, CP	600	600
0.09% 6/24/14, CP	600	600
Omaha Pub. Pwr. District Elec. Rev. Series A, 0.12% 9/4/14, CP	1,370	1,370
		2,570
Nevada - 0.8%
Clark County School District Bonds:
Series 2007 B, 5% 6/15/14	5,785	5,796
Series 2013 B, 3% 6/15/14	500	501
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.1% 10/9/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	$ 400	$ 400
Series 2006 B, 0.08% 8/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	700	700
		7,397
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.37% tender 6/16/14, CP mode	1,200	1,200
New Jersey - 0.1%
Hoboken Gen. Oblig. BAN Series 2014 A, 1% 3/18/15	400	403
Passaic County Gen. Oblig. BAN Series 2013 A, 1.25% 12/19/14	500	503
		906
New York - 0.1%
JPMorgan Chase Bonds Series Putters 4410, 0.11%, tender 8/14/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	800	800
North Carolina - 0.2%
North Carolina Gen. Oblig. Bonds Series 2005 B, 5% 4/1/15	2,100	2,185
Ohio - 1.9%
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.) Series 2008 B6:
0.1% tender 10/6/14, CP mode	8,000	8,000
0.1% tender 10/29/14, CP mode	9,200	9,200
		17,200
Oklahoma - 1.7%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A:
0.09% 8/6/14, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
0.09% 9/4/14, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
0.1% 8/6/14, LOC State Street Bank & Trust Co., Boston, CP	2,500	2,500
		15,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Oregon - 0.2%
Oregon Facilities Auth. Rev. Bonds Series 2013 C, 0.11%, tender 10/1/14 (c)	$ 500	$ 500
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.12%, tender 9/25/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	1,000	1,000
		1,500
Pennsylvania - 0.4%
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A, 4% 7/1/14	1,265	1,269
Philadelphia Gen. Oblig. TRAN Series 2013 A, 0.75% 6/30/14	1,500	1,501
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN 2% 7/11/14	500	501
		3,271
South Carolina - 0.5%
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) Series 1990, 0.28% tender 6/2/14, CP mode	4,500	4,500
Texas - 6.3%
Austin Elec. Util. Sys. Rev. Series A:
0.09% 6/24/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	800	800
0.1% 6/24/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,300	1,300
Harris County Gen. Oblig.:
Series A1, 0.09% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,300	1,300
Series D, 0.09% 6/17/14 (Liquidity Facility JPMorgan Chase Bank), CP	1,210	1,210
Harris County Metropolitan Trans. Auth. Series A1, 0.13% 6/4/14 (Liquidity Facility JPMorgan Chase Bank), CP	16,500	16,500
Houston Gen. Oblig. TRAN Series 2013, 2% 6/30/14	1,700	1,702
Houston Util. Sys. Rev.:
Series B2, 0.07% 7/9/14, LOC Wells Fargo Bank NA, CP	1,200	1,200
Series B4, 0.07% 7/9/14, LOC State Street Bank & Trust Co., Boston, CP	1,500	1,500
Lower Colorado River Auth. Rev.:
Series A:
0.08% 8/15/14, LOC JPMorgan Chase Bank, CP	200	200
0.08% 8/15/14, LOC JPMorgan Chase Bank, CP	400	400
0.09% 10/7/14, LOC JPMorgan Chase Bank, CP	400	400
0.08% 7/16/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	300	300
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev.: - continued
0.08% 8/6/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	$ 700	$ 700
0.09% 6/18/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	600	600
0.1% 10/7/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	300	300
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.) Series 2013 B, 0.15%, tender 12/26/14 (c)	400	400
Texas A&M Univ. Rev. Series 1993 B, 0.1% 8/7/14, CP	630	630
Texas Gen. Oblig.:
Bonds Series 2010 B, 5% 10/1/14	1,000	1,016
TRAN Series 2013, 2% 8/28/14	18,000	18,078
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A:
0.07% 8/7/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	500	500
0.08% 8/6/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,600	2,600
0.08% 8/6/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	500	500
0.08% 8/7/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	400	400
0.1% 6/4/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	500	500
Upper Trinity Reg'l. Wtr. District Series A, 0.09% 6/3/14, LOC Bank of America NA, CP	3,500	3,500
		56,536
Utah - 0.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2013 B1, 0.11% 11/7/14 (Liquidity Facility JPMorgan Chase Bank), CP	375	375
Utah Gen. Oblig. Bonds Series 2011 A, 5% 7/1/14	1,350	1,355
		1,730
Virginia - 0.5%
Fairfax County Gen. Oblig. Bonds 5% 10/1/14	2,900	2,947
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.14%, tender 12/26/14 (c)	1,100	1,100
		4,047
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Washington - 0.6%
Washington Gen. Oblig. Bonds:
Series 2007 C, 5% 1/1/15	$ 2,740	$ 2,817
Series 2011 C, 5% 7/1/14	500	502
Series GS 06 7T, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	1,825	1,825
Washington Health Care Facilities Auth. Rev. Bonds Series 2013 B1, 0.21%, tender 12/26/14 (c)	500	500
		5,644
Wisconsin - 2.6%
Milwaukee Gen. Oblig.:
Bonds Series 2014 N2, 5% 4/1/15	500	520
RAN Series 2014 RI, 1% 12/23/14	700	703
Wisconsin Gen. Oblig.:
Bonds Series 2005 1, 5% 5/1/15	1,400	1,463
Series 2005 A, 0.1% 8/20/14 (Liquidity Facility Bank of New York, New York), CP	500	500
Series 2013 A:
0.07% 8/7/14 (Liquidity Facility Bank of New York, New York), CP	600	600
0.1% 9/4/14 (Liquidity Facility Bank of New York, New York), CP	500	500
Wisconsin Health & Edl. Facilities Bonds:
Series 2013 B, 0.12%, tender 12/26/14 (c)	470	470
Series 2014 B1, 0.14%, tender 12/26/14 (c)	500	500
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds (Hosp. Sisters Svcs., Inc. Proj.) Series 2012 J, 0.09% tender 6/17/14, CP mode	400	400
Wisconsin Trans. Rev.:
Series 1997 A, 0.1% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,125	3,125
Series 2006 A:
0.1% 6/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	5,260	5,260
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.: - continued
Series 2006 A: - continued
0.1% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 2,109	$ 2,109
Series 2013 A, 0.1% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	6,900	6,900
		23,050
TOTAL OTHER MUNICIPAL DEBT (Cost $301,242)		301,242
Investment Company - 6.5%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.08% (d)(e) (Cost $58,037)	58,037	58,037
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $896,874)		896,874
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(6,950)
NET ASSETS - 100%		$ 889,924
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $700,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,820,000 or 1.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.)	10/2/09 - 11/30/12	$ 11,195
Security	Acquisition Date	Cost (000s)
JPMorgan Chase Bonds Series Putters 4410, 0.11%, tender 8/14/14 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$ 800
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.12%, tender 9/25/14 (Liquidity Facility Wells Fargo Bank NA)	5/15/12	$ 1,000
Washington Gen. Oblig. Bonds Series GS 06 7T, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.)	6/13/13 - 12/11/13	$ 1,825
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 25
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2014, the cost of investment securities for income tax purposes was $896,874,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for
Fidelity® Arizona Municipal

Money Market Fund

May 31, 2014

1.802202.110

SPZ-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 68.1%
	Principal Amount	Value
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.33% 6/6/14, VRDN (a)(d)	$ 200,000	$ 200,000
Arizona - 65.5%
Arizona Board of Regents Arizona State Univ. Rev.:
Participating VRDN Series 33 85X, 0.08% 6/6/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	5,000,000	5,000,000
Series 2008 A, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 E, 0.05% 6/6/14, LOC Bank of America NA, VRDN (a)	2,200,000	2,200,000
Series 2008 G, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)	32,430,000	32,430,000
(Catholic Healthcare West Proj.):
Series 2005 B, 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (a)	12,160,000	12,160,000
Series 2008 B, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (a)	14,000,000	14,000,000
Series 2009 F, 0.07% 6/6/14, LOC Mizuho Corporate Bank Ltd., VRDN (a)	24,200,000	24,200,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.12% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	3,645,000	3,645,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.22% 6/6/14, LOC Bank of America NA, VRDN (a)(d)	930,000	930,000
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.08% 6/2/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	11,700,000	11,700,000
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.11% 6/6/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,500,000	3,500,000
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 23, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	6,895,000	6,895,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.1% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	2,254,675	2,254,675
(Ranchwood Apts. Proj.) Series 2001 A, 0.09% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	1,400,000	1,400,000
(San Angelin Apts. Proj.) Series 2004, 0.08% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	1,300,000	1,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(San Martin Apts. Proj.) Series A1, 0.08% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	$ 6,000,000	$ 6,000,000
(San Remo Apts. Proj.) Series 2002, 0.08% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	8,675,000	8,675,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.13% 6/6/14, LOC Freddie Mac, VRDN (a)(d)	12,440,000	12,440,000
(Village Square Apts. Proj.) Series 2004, 0.1% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev.:
(Clayton Homes, Inc. Proj.) Series 1998, 0.1% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	1,000,000	1,000,000
(Valley of the Sun YMCA Proj.) Series 2008, 0.07% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,600,000	6,600,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.3% 6/6/14, VRDN (a)	2,000,000	2,000,000
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (a)(e)	7,250,000	7,250,000
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	4,600,000	4,600,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN:
Series Putters 3458, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000,000	4,000,000
Series ROC II R 12311, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(e)	3,500,000	3,500,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.06% 6/6/14 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	10,710,000	10,710,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.07% 6/6/14, LOC Freddie Mac, VRDN (a)	2,300,000	2,300,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (a)	600,000	600,000
(Independent Newspaper, Inc. Proj.) Series 2000, 0.26% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)(d)	630,000	630,000
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.1% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)	9,600,000	9,600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - continued
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.09% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	$ 5,635,000	$ 5,635,000
Series A, 0.09% 6/6/14, LOC Fannie Mae, VRDN (a)(d)	3,200,000	3,200,000
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.07% 6/6/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	3,260,000	3,260,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series EGL 06 14 Class A, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(e)	1,300,000	1,300,000
Series MS 3078, 0.06% 6/6/14 (Liquidity Facility Cr. Suisse AG) (a)(e)	1,500,000	1,500,000
Series ROC II R 11980 X, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (a)(e)	700,000	700,000
Series WF 09 40C, 0.09% 6/6/14 (Liquidity Facility Wells Fargo & Co.) (a)(e)	7,500,000	7,500,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.06% 6/6/14 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	11,005,000	11,005,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.06% 6/6/14, LOC Bank of America NA, VRDN (a)	11,950,000	11,950,000
Tucson Indl. Dev. Auth. Multi-family Hsg. Rev. (Family Hsg. Resources Proj.) Series 2002 A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (a)	3,800,000	3,800,000
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.07% 6/6/14, LOC Wells Fargo Bank NA, VRDN (a)	3,900,000	3,900,000
		257,269,675
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.15% 6/2/14, VRDN (a)(d)	100,000	100,000
Series 1988, 0.15% 6/2/14, VRDN (a)(d)	300,000	300,000
Series 1994, 0.15% 6/2/14, VRDN (a)(d)	200,000	200,000
Series 1999 A, 0.24% 6/6/14, VRDN (a)	400,000	400,000
		1,000,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.27% 6/6/14, VRDN (a)	360,000	360,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Missouri - 0.4%
Missouri Health & Edl. Facilities Series 2013 B, 0.12% 6/2/14, LOC Bank of America NA, VRDN (a)	$ 1,500,000	$ 1,500,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.33% 6/6/14, VRDN (a)(d)	200,000	200,000
Nevada - 0.1%
Clark County Arpt. Rev.:
Series 2008 C2, 0.08% 6/6/14, LOC Landesbank Baden-Wurttemberg, VRDN (a)(d)	300,000	300,000
Series 2008 C3, 0.1% 6/6/14, LOC Landesbank Baden-Wurttemberg, VRDN (a)(d)	200,000	200,000
		500,000
New Jersey - 0.3%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.21% 6/6/14, VRDN (a)	900,000	900,000
Series 2012 A, 0.23% 6/6/14, VRDN (a)(d)	200,000	200,000
		1,100,000
New York - 0.2%
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.23% 6/6/14, LOC RBS Citizens NA, VRDN (a)	600,000	600,000
North Carolina - 0.2%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.07% 6/6/14, LOC Cr. Industriel et Commercial, VRDN (a)	600,000	600,000
Ohio - 0.1%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series B, 0.14% 6/6/14, VRDN (a)	400,000	400,000
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.14% 6/2/14, VRDN (a)	400,000	400,000
Tennessee - 0.2%
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2002, 0.09% 6/2/14, LOC Bank of America NA, VRDN (a)	905,000	905,000
Texas - 0.5%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	200,000	200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2002, 0.27% 6/2/14, VRDN (a)(d)	$ 1,400,000	$ 1,400,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.23% 6/2/14, VRDN (a)	100,000	100,000
Series 2004, 0.25% 6/6/14, VRDN (a)(d)	200,000	200,000
		1,900,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.23% 6/6/14, VRDN (a)(d)	250,000	250,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.2% 6/6/14, VRDN (a)	100,000	100,000
		350,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $267,284,675)		267,284,675
Other Municipal Debt - 27.4%

Arizona - 26.6%
Arizona Board of Regents Arizona State Univ. Rev. Bonds Series 2012 A, 4% 7/1/14	2,955,000	2,964,168
Arizona School Facilities Board Ctfs. of Prtn. Bonds:
Series 2013 A1, 2% 9/1/14	2,025,000	2,034,155
Series 2013 A2, 2% 9/1/14	4,200,000	4,219,094
Arizona State Lottery Rev. Bonds Series 2010 A, 5% 7/1/14	2,430,000	2,439,734
Arizona State Trans. Board Bonds Series 2003 A, 5% 7/1/14	4,000,000	4,015,954
Arizona Trans. Board Hwy. Rev. Bonds:
Series 2004 A, 5% 7/1/14 (Pre-Refunded to 7/1/14 @ 100)	1,000,000	1,003,953
Series 2011 A, 5% 7/1/14	3,130,000	3,142,319
Series B, 5% 7/1/14	1,055,000	1,059,156
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.) (a)(e)(f)	1,370,000	1,370,000
Mesa Gen. Oblig. Bonds:
Series 2002, 5.375% 7/1/14	1,090,000	1,094,588
Series 2012, 2% 7/1/14	2,000,000	2,002,898
Series 2013, 2% 7/1/14	1,635,000	1,637,438
Phoenix Civic Impt. Corp. Series 2011 B1, 0.09% 6/13/14, LOC Barclays Bank PLC, CP	17,000,000	17,000,000
Other Municipal Debt - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Bonds (Lt. Rail Proj.) Series 2013, 2% 7/1/14	$ 3,900,000	$ 3,905,723
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A:
0.1% 7/2/14, LOC Royal Bank of Canada, CP	3,000,000	3,000,000
0.1% 8/14/14, LOC Royal Bank of Canada, CP	5,800,000	5,800,000
Series 2012 B, 0.13% 12/10/14, LOC Wells Fargo Bank NA, CP	3,800,000	3,800,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds Series 2005, 5% 7/1/14	3,720,000	3,734,477
Phoenix Gen. Oblig. Bonds Series 2004, 4.5% 7/1/14 (Pre-Refunded to 7/1/14 @ 100)	2,470,000	2,478,742
Pima County Ctfs. of Prtn. Bonds Series 2014, 2% 12/1/14	400,000	403,535
Pima County Gen. Oblig. Bonds Series 2012 A, 2% 7/1/14	1,000,000	1,001,521
Pima County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Series 2011, 4% 6/1/14	4,915,000	4,915,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C:
0.09% 8/7/14, CP	14,900,000	14,900,000
0.09% 9/4/14, CP	4,000,000	4,000,000
Scottsdale Gen. Oblig. Bonds Series 2011, 3% 7/1/14	2,000,000	2,004,546
Scottsdale Muni. Property Corp. Excise Tax Rev. Bonds Series 2005 D, 5% 7/1/14	2,500,000	2,509,732
Tempe Excise Tax Rev. Bonds Series 2011 A, 3% 7/1/14	1,120,000	1,122,590
Tempe Gen. Oblig. Bonds Series 2013 B, 1% 7/1/14	2,285,000	2,286,462
Tucson Street & Hwy. User Rev. Bonds Series 2013 A, 2% 7/1/14	4,525,000	4,531,385
		104,377,170
Kentucky - 0.3%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.3% tender 7/3/14, CP mode	700,000	700,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.25% tender 7/1/14, CP mode (d)	600,000	600,000
		1,300,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.27% tender 6/27/14, CP mode	1,300,000	1,300,000
Other Municipal Debt - continued
	Principal Amount	Value
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 A1, 0.28% tender 7/1/14, CP mode (d)	$ 300,000	$ 300,000
Series 1990 A2, 0.32% tender 6/27/14, CP mode (d)	300,000	300,000
		600,000
TOTAL OTHER MUNICIPAL DEBT (Cost $107,577,170)		107,577,170
Investment Company - 5.1%
	Shares
Fidelity Municipal Cash Central Fund, 0.08% (b)(c) (Cost $20,128,000)	20,128,000	20,128,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $394,989,845)		394,989,845
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(2,478,456)
NET ASSETS - 100%		$ 392,511,389
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,370,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.)	12/6/12 - 1/9/14	$ 1,370,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 7,262
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2014, the cost of investment securities for income tax purposes was $394,989,845.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal
Money Market Fund

May 31, 2014

1.802203.110

TEM-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 60.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series WF 11 37C, 0.07% 6/6/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	$ 4,930	$ 4,930
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.33% 6/6/14, VRDN (c)(f)	39,215	39,215
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.1% 6/6/14, LOC Bayerische Landesbank Girozentrale, VRDN (c)	21,000	21,000
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.06% 6/6/14 (Kimberly-Clark Corp. Guaranteed), VRDN (c)	14,800	14,800
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.09% 6/2/14, VRDN (c)	15,300	15,300
Univ. of Alabama at Birmingham Hosp. Rev. Series 2012 C, 0.05% 6/6/14, LOC PNC Bank NA, VRDN (c)	31,300	31,300
Washington County Indl. Dev. Auth. Rev. (Sempra Energy Proj.) Series 2007, 0.06% 6/6/14, LOC UBS AG, VRDN (c)	43,160	43,160
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.1% 6/2/14, VRDN (c)(f)	31,800	31,800
		201,505
Alaska - 0.4%
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.05% 6/6/14, LOC Union Bank NA, VRDN (c)	19,725	19,725
(Greater Fairbanks Hosp. Proj.) Series 2009 B, 0.05% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,000	6,000
Participating VRDN Series Putters 4722, 0.06% 6/6/14 (Liquidity Facility Bank of America NA) (c)(g)	16,665	16,665
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.07% 6/6/14 (ConocoPhillips Co. Guaranteed), VRDN (c)	21,500	21,500
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.07% 6/6/14 (ConocoPhillips Co. Guaranteed), VRDN (c)	26,000	26,000
Series 1994 C, 0.07% 6/6/14 (ConocoPhillips Co. Guaranteed), VRDN (c)	3,000	3,000
Series 2002, 0.07% 6/6/14, VRDN (c)	15,700	15,700
		108,590
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - 1.3%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 F, 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 30,610	$ 30,610
Series 2008 G, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	18,640	18,640
(Catholic Healthcare West Proj.):
Series 2005 B, 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	13,930	13,930
Series 2008 A, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	23,500	23,500
Series 2008 B, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (c)	23,800	23,800
Series 2009 F, 0.07% 6/6/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)	39,750	39,750
(Southwest Behavioral Health Svcs., Inc. Proj.) Series 2004, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	3,395	3,395
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 0% 6/6/14, VRDN (c)	4,000	4,000
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.11% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,900	14,900
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 0.09% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	2,395	2,395
(San Angelin Apts. Proj.) Series 2004, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(San Clemente Apts. Proj.) Series 2004, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	10,600	10,600
(San Fernando Apts. Proj.) Series 2004, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	14,500	14,500
(San Lucas Apts. Proj.) Series 2003, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	13,700	13,700
(San Martin Apts. Proj.):
Series A1, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	5,700	5,700
Series A2, 0.1% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	4,300	4,300
(San Miguel Apts. Proj.) Series 2003, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(San Remo Apts. Proj.) Series 2002, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	4,100	4,100
(Sands Apts. Proj.) Series 2001 A, 0.09% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	2,700	2,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Village Square Apts. Proj.) Series 2004, 0.1% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	$ 2,500	$ 2,500
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.1% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	4,200	4,200
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.3% 6/6/14, VRDN (c)	1,500	1,500
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	16,425	16,425
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.1% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	2,500	2,500
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 0.09% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	4,500	4,500
Series A, 0.09% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	2,525	2,525
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.08% 6/6/14 (Liquidity Facility Barclays Bank PLC) (c)(g)	5,200	5,200
Series EGL 06 0141, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	28,800	28,800
Series EGL 07 0012, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	14,850	14,850
Series Putters 3307, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,395	6,395
Series Putters 3467, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,000	4,000
Series ROC II R 14060, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	4,000	4,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.06% 6/6/14, LOC Bank of America NA, VRDN (c)	1,000	1,000
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.07% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	14,800	14,800
		373,515
Arkansas - 0.5%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.1% 6/6/14, LOC Fannie Mae, VRDN (c)	6,915	6,915
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arkansas - continued
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.4% 6/6/14, VRDN (c)(f)	$ 34,400	$ 34,400
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.08% 6/6/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	2,310	2,310
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.08% 6/6/14, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	100,000	100,000
		143,625
California - 2.1%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 C, 0.06% 6/6/14, LOC Citibank NA, VRDN (c)	41,800	41,800
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.07% 6/6/14, LOC Freddie Mac, VRDN (c)(f)	3,600	3,600
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 06 83 Class A, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	35,600	35,600
Series II R 11901, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	2,100	2,100
California Edl. Facilities Auth. Rev. Participating VRDN:
Series BA 08 1207, 0.1% 6/6/14 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)	11,110	11,110
Series ROC II R 11974, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	4,555	4,555
California Gen. Oblig. Series 2003 C1, 0.06% 6/6/14, LOC Bank of America NA, VRDN (c)	6,200	6,200
California Health Facilities Fing. Auth. Rev.:
(Scripps Health Proj.) Series 2010 B, 0.04% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	17,100	17,100
Participating VRDN Series DB 3294, 0.07% 6/6/14 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)	10,125	10,125
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 2000 N, 0.05% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,475	13,475
Series 2002 J, 0.05% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,040	1,040
Series 2003 H, 0.05% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	12,450	12,450
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.): - continued
Series 2003 M:
0.05% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 7,900	$ 7,900
0.05% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	18,435	18,435
Series 2006 C, 0.05% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	54,000	54,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Maple Square Apt. Proj.) Series AA, 0.08% 6/6/14, LOC Citibank NA, VRDN (c)(f)	5,655	5,655
Campbell Union High School District Participating VRDN Series WF 10 52C, 0.07% 6/6/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	2,800	2,800
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.06% 6/6/14, LOC Citibank NA, VRDN (c)	61,745	61,745
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.07% 6/6/14 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)	1,500	1,500
Series Putters 2864, 0.08% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,785	4,785
Series ROC II R 11728, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	7,040	7,040
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series Putters 3902 Z, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,380	3,380
Los Angeles Hbr. Dept. Rev. Participating VRDN Series DB 634, 0.08% 6/6/14 (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	14,780	14,780
Los Angeles Multi-family Hsg. Rev. (Tri-City Hsg. Proj.) Series 1, 0.07% 6/6/14, LOC Citibank NA, VRDN (c)(f)	1,800	1,800
Milpitas Multi-family Rev. (Crossing at Montague Proj.) Series A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	29,000	29,000
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.09% 6/6/14, LOC Bank of America NA, VRDN (c)	16,320	16,320
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.06% 6/6/14, LOC Citibank NA, VRDN (c)	62,060	62,060
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 06 2222, 0.06% 6/6/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)	16,615	16,615
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.05% 6/6/14, LOC Bank of America NA, VRDN (c)	63,950	63,950
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series WF 08 29C, 0.07% 6/6/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)	$ 21,960	$ 21,960
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A2, 0.04% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	3,095	3,095
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.07% 6/6/14, LOC Freddie Mac, VRDN (c)	5,000	5,000
San Juan Capistrano Gen. Oblig. Participating VRDN Series Putters 3646, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,050	10,050
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 0.06% 6/6/14, LOC Bank of America NA, VRDN (c)	8,850	8,850
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2010 B, 0.04% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	3,000	3,000
Univ. of California Revs. Participating VRDN Series Floaters 09 7C, 0.07% 6/6/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)	8,600	8,600
		591,475
Colorado - 1.6%
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 0.09% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
Aurora Hsg. Auth. Multi-family Hsg. Rev. (Liberty Creek Proj.) Series 2008, 0.09% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	27,580	27,580
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 0.09% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	13,400	13,400
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	1,595	1,595
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	39,335	39,335
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	50,890	50,890
Colorado Hsg. & Fin. Auth. Solid Waste Rev.:
(Waste Mgmt., Inc. Proj.) 0.07% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,000	7,000
(Waste Mgmt., Inc. Proj.) 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,160	14,160
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 14 0020, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	$ 30,610	$ 30,610
Series EGL 14 0022, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	36,165	36,165
Series EGL 14 0023, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	16,830	16,830
Series EGL 14 0024, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	29,700	29,700
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN:
Series MS 3316, 0.06% 6/6/14 (Liquidity Facility Cr. Suisse AG) (c)(g)	14,030	14,030
Series Putters 4386, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,500	7,500
Colorado Univ. Co. Hosp. Auth. Rev. Series 2011 A, 0.07% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	19,760	19,760
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 12 11, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	14,775	14,775
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 0.09% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	13,325	13,325
(Timberleaf Apts. Proj.) 0.09% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	11,165	11,165
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.08% 6/6/14, LOC Bank of America NA, VRDN (c)	35,075	35,075
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 25, 0.08% 6/6/14 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	45,490	45,490
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 0.09% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	7,110	7,110
		449,495
Connecticut - 0.0%
Connecticut Health & Edl. Facilities Auth. Rev. (Yale-New Haven Hosp. Proj.) Series L1, 0.07% 6/6/14, LOC Bank of America NA, VRDN (c)	6,130	6,130
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 0.15% 6/2/14, VRDN (c)(f)	$ 1,900	$ 1,900
Series 1993 C, 0.2% 6/6/14, VRDN (c)	5,450	5,450
Series 1994, 0.15% 6/2/14, VRDN (c)(f)	14,000	14,000
Series 1999 A, 0.24% 6/6/14, VRDN (c)	2,300	2,300
Series 1999 B, 0.26% 6/6/14, VRDN (c)(f)	9,900	9,900
Delaware Health Facilities Auth. Rev. (Beebe Med. Ctr. Proj.) 0.06% 6/6/14, LOC PNC Bank NA, VRDN (c)	3,805	3,805
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	11,800	11,800
		49,155
District Of Columbia - 0.6%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pentacle Apts. Proj.) Series 2008, 0.07% 6/6/14, LOC Freddie Mac, VRDN (c)	3,535	3,535
(Trenton Park Apts. Proj.) Series 2001, 0.11% 6/6/14, LOC Bank of America NA, VRDN (c)(f)	5,610	5,610
District of Columbia Income Tax Rev. Participating VRDN:
Series Putters 3369, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,000	1,000
Series Putters 4020, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,250	7,250
District of Columbia Rev.:
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.21% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,345	6,345
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	32,550	32,550
(The AARP Foundation Proj.) Series 2004, 0.06% 6/6/14, LOC Bank of America NA, VRDN (c)	11,900	11,900
(Washington Drama Society, Inc. Proj.) Series 2008, 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	50,080	50,080
(World Wildlife Fund Proj.) Series 2010, 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	9,810	9,810
District of Columbia Univ. Rev.:
(American Univ. Proj.):
Series 2006 A, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	2,925	2,925
Series 2006 B, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	31,100	31,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Univ. Rev.: - continued
(Georgetown Univ. Proj.):
Series 2007 B1, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 1,500	$ 1,500
Series 2007 B2, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	9,445	9,445
Series 2007 C2, 0.05% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
		175,050
Florida - 3.0%
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.09% 6/6/14, LOC Citibank NA, VRDN (c)(f)	10,250	10,250
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) Series 2004, 0.07% 6/6/14, LOC Citibank NA, VRDN (c)(f)	6,300	6,300
(Sanctuary Apts Proj.) Series A, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	15,920	15,920
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.09% 6/6/14, LOC Bank of Nova Scotia, VRDN (c)(f)	8,220	8,220
Collier County Health Facilities Auth. Health Facilities Rev. (Moorings, Inc. Proj.) Series 2008, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	16,065	16,065
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	6,800	6,800
(Summer Lakes Phase II Apts. Proj.) 0.09% 6/6/14, LOC Citibank NA, VRDN (c)(f)	17,740	17,740
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 08 1059, 0.08% 6/6/14 (Liquidity Facility Bank of America NA) (c)(g)	4,165	4,165
Series EGL 14 0007, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	21,445	21,445
Series Putters 3834 Z, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,000	9,000
Series ROC II R 11884X, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	13,600	13,600
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	22,000	22,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	$ 14,270	$ 14,270
(Clarcona Groves Apts. Proj.) Series A, 0.09% 6/6/14, LOC Citibank NA, VRDN (c)(f)	8,600	8,600
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.09% 6/6/14, LOC Citibank NA, VRDN (c)(f)	5,200	5,200
(Grande Court at North Port Apts. Proj.) Series 2004 E, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	5,500	5,500
(Hunters Run Apts. Proj.) Series G, 0.06% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	7,700	7,700
(Lynn Lake Apts. Proj.) Series B1, 0.08% 6/6/14, LOC Freddie Mac, VRDN (c)(f)	20,210	20,210
(Mill Creek Apts. Proj.) Series 2004 K, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	14,300	14,300
(Pinnacle Grove Apts. Proj.) Series 2003 A, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	7,350	7,350
(Riverwalk I Apts. Proj.) Series 2008 E, 0.08% 6/6/14, LOC Freddie Mac, VRDN (c)(f)	4,955	4,955
(Savannah Springs Apts. Proj.) Series G, 0.09% 6/6/14, LOC Citibank NA, VRDN (c)(f)	6,975	6,975
(Sterling Palms Apts. Proj.) Series F, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	14,070	14,070
(Victoria Park Apts. Proj.) Series 2002 J, 0.06% 6/6/14, LOC Fannie Mae, VRDN (c)	2,200	2,200
Florida Hsg. Fin. Corp. Rev.:
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.09% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
(Valencia Village Apts. Proj.) Series G, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	11,250	11,250
(Waterford Pointe Apts. Proj.) Series 2000 E1, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	8,155	8,155
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2008, 0.06% 6/6/14, LOC TD Banknorth, NA, VRDN (c)	10,500	10,500
Highlands County Health Facilities Auth. Rev. Participating VRDN Series ROC II R 11830, 0.08% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	10,875	10,875
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) Series 2005, 0.08% 6/6/14, LOC Citibank NA, VRDN (c)(f)	10,540	10,540
(Grande Oaks Apts. Proj.) Series A, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	7,000	7,000
(Hunters Run Apts. Proj.) Series 2002 A, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	8,180	8,180
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.: - continued
(Meridian Pointe Apts. Proj.) Series 2005, 0.09% 6/6/14, LOC Citibank NA, VRDN (c)(f)	$ 11,400	$ 11,400
(Mobley Park Apts. Proj.) Series A, 0.08% 6/6/14, LOC Freddie Mac, VRDN (c)(f)	7,190	7,190
(Morgan Creek Apts. Proj.) Series 2003, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	12,700	12,700
(Royal Palm Key Apts. Proj.) Series 2002, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	8,780	8,780
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) Series 1996, 0.43% 6/6/14, LOC Bank of America NA, VRDN (c)(f)	305	305
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 0.17% 6/6/14, LOC Bank of America NA, VRDN (c)(f)	7,350	7,350
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series BA 09 1209X, 0.11% 6/6/14 (Liquidity Facility Bank of America NA) (c)(g)	5,310	5,310
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	8,900	8,900
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.06% 6/6/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	77,840	77,840
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 0.1% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
Lee Memorial Health Sys. Hosp. Rev. Series 2009 C, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	6,040	6,040
Miami-Dade County:
Series 2014 A, 0.06% 6/6/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	42,300	42,300
Series 2014 B, 0.07% 6/6/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)(f)	6,150	6,150
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 0.09% 6/6/14, LOC Citibank NA, VRDN (c)(f)	15,190	15,190
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.12% 6/6/14, LOC Bank of America NA, VRDN (c)(f)	10,600	10,600
Ocean Hwy. & Port Auth. Rev. 0.11% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	3,000	3,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.):
Series 2009 B, 0.07% 6/6/14, LOC Northern Trust Co., VRDN (c)	$ 29,800	$ 29,800
Series 2009 C2, 0.07% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	22,920	22,920
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 0.09% 6/6/14, LOC Citibank NA, VRDN (c)(f)	12,560	12,560
(Glenn Millenia Proj.) Series 2001 C, 0.06% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	3,400	3,400
(Osprey Ridge Apts. Proj.) Series 2000 H, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	7,160	7,160
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	12,920	12,920
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	20,400	20,400
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.07% 6/6/14, LOC Northern Trust Co., VRDN (c)	5,540	5,540
(Hospice of Palm Beach Proj.) Series 2001, 0.06% 6/6/14, LOC Northern Trust Co., VRDN (c)	3,000	3,000
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.06% 6/6/14, LOC Northern Trust Co., VRDN (c)	5,045	5,045
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.08% 6/6/14, LOC Bank of America NA, VRDN (c)	9,800	9,800
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.12% 6/6/14, LOC Bank of America NA, VRDN (c)	11,400	11,400
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	6,400	6,400
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,000	1,000
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.07% 6/6/14, LOC Bank of America NA, VRDN (c)	67,950	67,950
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	25,850	25,850
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County Health Facilities Auth. Rev.: - continued
(Suncoast Hospice Proj.) Series 2004, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	$ 12,650	$ 12,650
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	7,600	7,600
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 43, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada) (c)(g)	22,400	22,400
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.) Series 2010 A, 0.06% 6/6/14, LOC Bank of New York, New York, VRDN (c)	16,105	16,105
		867,790
Georgia - 2.0%
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Capitol Gateway Apts. Proj.) Series 2005, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	8,475	8,475
(Carver Redev. Proj.) Series 2000, 0.23% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	3,715	3,715
(Collegetown at Harris Homes Phase I Proj.) Series 2003, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	7,230	7,230
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 0.08% 6/2/14, VRDN (c)(f)	11,400	11,400
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.21% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,000	4,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.):
Series 2010 A, 0.05% 6/6/14, LOC Bank of America NA, VRDN (c)	47,400	47,400
Series 2010 B, 0.05% 6/6/14, LOC Bank of America NA, VRDN (c)	10,105	10,105
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 0.08% 6/6/14, LOC Freddie Mac, VRDN (c)(f)	20,450	20,450
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	16,010	16,010
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.07% 6/6/14, LOC Bank of America NA, VRDN (c)	44,400	44,400
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 0.08% 6/6/14, LOC Freddie Mac, VRDN (c)(f)	8,790	8,790
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) Series 1996, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	$ 7,050	$ 7,050
Georgia Gen. Oblig. Participating VRDN Series WF 08 12C, 0.07% 6/6/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)	14,630	14,630
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.11% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,460	6,460
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Woods Apt. Proj.) Series 1996 A, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	9,935	9,935
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	4,095	4,095
Heard County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	3,600	3,600
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.08% 6/6/14, LOC Freddie Mac, VRDN (c)(f)	7,350	7,350
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.08% 6/6/14, LOC Freddie Mac, VRDN (c)(f)	15,555	15,555
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	83,345	83,345
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (c)	43,785	43,785
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 0.05% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	25,000	25,000
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.05% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	10,940	10,940
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.06% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	9,500	9,500
Private Colleges & Univs. Auth. Rev. Participating VRDN Series BC 13 20U, 0.08% 6/6/14 (Liquidity Facility Barclays Bank PLC) (c)(g)	4,000	4,000
Richmond County Dev. Auth. Rev. (MCG Health, Inc. Proj.) Series 2008 A, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	59,585	59,585
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.07% 6/6/14, LOC Fannie Mae, VRDN (c)	6,900	6,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.12% 6/6/14, VRDN (c)(f)	$ 57,400	$ 57,400
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 0.09% 6/6/14, LOC Citibank NA, VRDN (c)(f)	11,290	11,290
		562,395
Hawaii - 0.2%
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 12 14, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	14,155	14,155
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.):
Series 2009 A, 0.05% 6/6/14, LOC Bank of America NA, VRDN (c)	16,080	16,080
Series 2009 B, 0.05% 6/6/14, LOC Bank of America NA, VRDN (c)	12,810	12,810
Hawaii Gen. Oblig. Participating VRDN Series Putters 4007, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,665	6,665
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.07% 6/6/14, LOC Freddie Mac, VRDN (c)	6,755	6,755
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	4,005	4,005
		60,470
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2004 A, 0.06% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,100	5,100
Illinois - 4.0%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.1% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	1,800	1,800
Chicago Board of Ed. Series 2000 B, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	23,000	23,000
Chicago Gen. Oblig. Letter of Cr. Enhanced Participating VRDN Series Solar 06 38, 0.09% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	7,290	7,290
Chicago Indl. Dev. Rev. (Chicago Scenic Studios, Inc. Proj.) Series 2000, 0.16% 6/6/14, LOC BMO Harris Bank NA, VRDN (c)(f)	2,430	2,430
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series Putters 4360, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 5,000	$ 5,000
Series Solar 06 75, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	19,740	19,740
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.07% 6/6/14, LOC Barclays Bank PLC, VRDN (c)	60,900	60,900
Chicago Park District Gen. Oblig. Participating VRDN Series ROC II R 11935, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	9,375	9,375
Chicago Wtr. Rev.:
Series 2004 A1, 0.11% 6/6/14, LOC California Pub. Employees Retirement Sys., VRDN (c)	85,540	85,540
Series 2004 A2, 0.11% 6/6/14, LOC California Pub. Employees Retirement Sys., VRDN (c)	57,970	57,970
Series 2004 A3, 0.08% 6/6/14, LOC State Street Bank & Trust Co., Boston, VRDN (c)	24,050	24,050
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Delta-Unibus Corp. Proj.) Series 2001, 0.22% 6/6/14, LOC Bank of America NA, VRDN (c)(f)	3,200	3,200
(R&R Enterprises 2nd Proj.) Series 1999 A, 0.16% 6/6/14, LOC BMO Harris Bank NA, VRDN (c)(f)	2,140	2,140
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 0.1% 6/6/14, LOC HSBC Bank U.S.A., NA, VRDN (c)(f)	7,825	7,825
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	16,900	16,900
Illinois Edl. Facilities Auth. Rev. (Field Museum of Natural History Proj.) Series 2000, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	14,900	14,900
Illinois Fin. Auth. Multi-family Rev. (Hidden Glen Apts. Proj.) Series 2007, 0.07% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	6,965	6,965
Illinois Fin. Auth. Rev.:
(Edward Hosp. Obligated Group Proj.):
Series 2008 B1, 0.05% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	35,435	35,435
Series 2008 B2, 0.05% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	37,535	37,535
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	39,050	39,050
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Little Co. of Mary Hosp. Proj.): - continued
Series 2008 B, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 11,600	$ 11,600
(Museum of Science & Industry Proj.):
Series 2009 A, 0.05% 6/6/14, LOC Bank of America NA, VRDN (c)	15,500	15,500
Series 2009 C, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (c)	12,870	12,870
Series 2009 D, 0.06% 6/6/14, LOC Northern Trust Co., VRDN (c)	15,500	15,500
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	35,120	35,120
Series 2008 C, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	26,300	26,300
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.07% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	22,000	22,000
(Rockford Mem. Hosp. Proj.) 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	60,800	60,800
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.06% 6/6/14, LOC Northern Trust Co., VRDN (c)	7,700	7,700
(Saint Xavier Univ. Proj.) Series 2008, 0.07% 6/6/14, LOC Bank of America NA, VRDN (c)	9,570	9,570
Participating VRDN:
Series BA 08 1137, 0.08% 6/6/14 (Liquidity Facility Bank of America NA) (c)(g)	12,855	12,855
Series EGL 06 115, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	5,445	5,445
Series Floaters 3342, 0.08% 6/6/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	3,300	3,300
Series MS 3332, 0.06% 6/6/14 (Liquidity Facility Cr. Suisse AG) (c)(g)	5,700	5,700
Series Putters 3378, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,200	11,200
Series Putters 3435, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,105	2,105
0.07% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	3,000	3,000
Series 2009 A, 0.05% 6/6/14, LOC BMO Harris Bank NA, VRDN (c)	21,685	21,685
Series 2009 B, 0.05% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	15,500	15,500
Series 2011 B, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (c)	12,720	12,720
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.:
Series 2003 B, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 56,400	$ 56,400
Series 2003 B2, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (c)	6,300	6,300
Series 2003 B3, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	23,100	23,100
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	8,100	8,100
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Prairie Station Apts. Proj.) 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	17,900	17,900
(Valley View Apts. Proj.) 0.08% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	10,950	10,950
0.07% 6/6/14, LOC Freddie Mac, VRDN (c)	11,600	11,600
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A-2A, 0.04% 6/6/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	17,000	17,000
Series 2007 A1, 0.04% 6/6/14, LOC Citibank NA, VRDN (c)	112,000	112,000
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.04% 6/6/14, LOC Freddie Mac, VRDN (c)	19,900	19,900
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 0.11% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,320	4,320
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 0.09% 6/6/14, LOC Freddie Mac, VRDN (c)(f)	6,000	6,000
Metropolitan Pier & Exposition Participating VRDN:
Series MS 3220, 0.06% 6/6/14 (Liquidity Facility Cr. Suisse AG) (c)(g)	28,685	28,685
Series MS 3297, 0.06% 6/6/14 (Liquidity Facility Cr. Suisse AG) (c)(g)	2,600	2,600
Series Putters 3861, 0.09% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	28,500	28,500
Series RBC O 42, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada) (c)(g)	5,000	5,000
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 0.11% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	14,300	14,300
		1,144,170
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - 1.8%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 26, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	$ 13,435	$ 13,435
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.05% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	20,970	20,970
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 0.09% 6/6/14, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	7,197	7,197
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 0.08% 6/6/14, VRDN (c)(f)	39,000	39,000
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.05% 6/6/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)	32,450	32,450
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	16,000	16,000
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 B, 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,000	14,000
Indiana Edl. Facilities Auth. Rev. (Franklin College Proj.) Series 2003, 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	7,200	7,200
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.05% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	26,295	26,295
Series 2008 B, 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	40,590	40,590
Series 2008 E, 0.05% 6/6/14, LOC Bank of America NA, VRDN (c)	32,700	32,700
Series 2008 H, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	33,995	33,995
Series 2008 I, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	8,000	8,000
Indiana Fin. Auth. Hosp. Rev.:
(Indiana Univ. Health Obligated Group Proj.) Series 2011 E, 0.06% 6/6/14, LOC Bank of America NA, VRDN (c)	1,950	1,950
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 B, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	30,100	30,100
Series 2011 A, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	15,550	15,550
Indiana Fin. Auth. Rev.:
(Ascension Health Proj.) Series 2008 E8, 0.06% 6/6/14, VRDN (c)	35,275	35,275
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
Series 2008, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 14,420	$ 14,420
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series Solar 07 63, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	14,860	14,860
Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 0.11% 6/6/14, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(f)	6,065	6,065
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.06% 6/6/14, LOC Bank of Nova Scotia, VRDN (c)	5,500	5,500
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.08% 6/6/14, LOC Bank of America NA, VRDN (c)	15,000	15,000
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 23, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada) (c)(g)	32,500	32,500
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	31,765	31,765
Warrick County Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1985 A, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	9,775	9,775
		504,592
Iowa - 0.2%
Iowa Fin. Auth. Series 2005 C, 0.07% 6/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	4,840	4,840
Iowa Fin. Auth. Health Facilities Rev.:
Series 2013 B1, 0.06% 6/6/14, LOC Union Bank NA, VRDN (c)	21,695	21,695
Series 2013 B2, 0.06% 6/6/14, LOC Union Bank NA, VRDN (c)	11,010	11,010
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.09% 6/6/14, VRDN (c)	14,000	14,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.11% 6/6/14, VRDN (c)(f)	3,100	3,100
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.07% 6/6/14, LOC Northern Trust Co., VRDN (c)	5,400	5,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Iowa - continued
Iowa Higher Ed. Ln. Auth. Rev. (Univ. of Dubuque Proj.):
Series 2004, 0.12% 6/2/14, LOC Fifth Third Bank, Cincinnati, VRDN (c)	$ 2,160	$ 2,160
Series 2007, 0.12% 6/2/14, LOC Fifth Third Bank, Cincinnati, VRDN (c)	4,000	4,000
		66,205
Kansas - 0.1%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.12% 6/6/14, LOC Bank of America NA, VRDN (c)(f)	25,100	25,100
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	14,500	14,500
		39,600
Kentucky - 1.5%
Boyd County Sewage & Solid Waste Rev. (Air Products and Chemicals, Inc. Proj.) Series 2003, 0.08% 6/6/14, VRDN (c)(f)	8,500	8,500
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.05% 6/6/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	40,000	40,000
Series 2006 B, 0.06% 6/6/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	35,000	35,000
Series 2008 A, 0.06% 6/6/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	77,947	77,947
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.07% 6/6/14 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	4,870	4,870
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.07% 6/6/14 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	67,250	67,250
Series 1993 B, 0.07% 6/6/14 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.11% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 0.08% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	100	100
Kentucky Econ. Dev. Fin. Auth. Rev. Series 2005 B, 0.06% 6/6/14, LOC Branch Banking & Trust Co., VRDN (c)	14,800	14,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.06% 6/6/14, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	$ 18,700	$ 18,700
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 0.06% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	9,300	9,300
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 0.08% 6/6/14, LOC Freddie Mac, VRDN (c)(f)	12,565	12,565
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series Solar 07 107, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	20,360	20,360
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 0.1% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	6,000	6,000
Logan County Solid Waste Disp. (Waste Mgmt. of Kentucky LLC Proj.) 0.08% 6/6/14, LOC PNC Bank NA, VRDN (c)(f)	1,450	1,450
Louisville & Jefferson County Series 2011 A, 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	19,400	19,400
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	13,400	13,400
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.06% 6/6/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	12,900	12,900
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.08% 6/6/14, LOC PNC Bank NA, VRDN (c)(f)	11,000	11,000
		416,242
Louisiana - 1.3%
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, 0.07% 6/6/14, LOC Fed. Home Ln. Bank Atlanta, VRDN (c)	6,000	6,000
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.05% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	63,640	63,640
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series Putters 3806, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,990	9,990
Series Solar 06 133, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	6,840	6,840
Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.08% 6/6/14, LOC Freddie Mac, VRDN (c)	4,095	4,095
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 14,900	$ 14,900
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	13,695	13,695
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2005 B, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	13,700	13,700
Series 2008 A, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	37,225	37,225
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.08% 6/6/14, VRDN (c)(f)	1,000	1,000
Series 2003, 0.08% 6/6/14, VRDN (c)(f)	15,650	15,650
Series 2004, 0.07% 6/6/14, VRDN (c)	5,900	5,900
Series 2009 A, 0.07% 6/6/14, VRDN (c)	30,735	30,735
(C-Port LLC Proj.) Series 2008, 0.09% 6/6/14, LOC Bank of America NA, VRDN (c)	7,000	7,000
(Christus Health Proj.) Series 2009 B3, 0.06% 6/6/14, LOC Bank of New York, New York, VRDN (c)	9,850	9,850
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.27% 6/6/14, VRDN (c)	6,530	6,530
Series 2010 B1, 0.3% 6/6/14, VRDN (c)	30,270	30,270
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.08% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	50,000	50,000
Series 2010 B, 0.08% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	53,400	53,400
		380,420
Maine - 0.2%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 0.12% 6/6/14, LOC Bank of America NA, VRDN (c)(f)	3,600	3,600
Maine Health & Higher Ed. Facilities Auth. Rev.:
Series 2008 A, 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	28,865	28,865
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Health & Higher Ed. Facilities Auth. Rev.: - continued
Series 2008 B, 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 4,725	$ 4,725
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	24,000	24,000
		61,190
Maryland - 0.5%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 0.06% 6/6/14 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	13,590	13,590
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
(Barrington Apts. Proj.) Series A, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	12,190	12,190
(Parlane Apts. Proj.) Series 2001 C, 0.05% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	3,400	3,400
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.07% 6/6/14, LOC Fannie Mae, VRDN (c)	2,000	2,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.06% 6/6/14, LOC Union Bank NA, VRDN (c)	25,000	25,000
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.07% 6/6/14, LOC Bank of America NA, VRDN (c)	28,900	28,900
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 C, 0.09% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	20,500	20,500
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN:
Series BA 08 1077, 0.11% 6/6/14 (Liquidity Facility Bank of America NA) (c)(g)	5,055	5,055
Series ROC II R 11437, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	10,000	10,000
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. (Oak Mill II Apts. Proj.) Series 2010 B, 0.06% 6/6/14, LOC Bank of America NA, VRDN (c)	5,100	5,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev.:
Series 2007 F, 0.07% 6/6/14, LOC PNC Bank NA, VRDN (c)(f)	$ 10,000	$ 10,000
Series 2008 C, 0.07% 6/6/14, LOC PNC Bank NA, VRDN (c)(f)	8,450	8,450
		144,185
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 39, 0.06% 6/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	2,675	2,675
Series Clipper 07 41, 0.09% 6/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	39,000	39,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series Putters 3990, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,000	2,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series Clipper 05 36, 0.06% 6/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	11,835	11,835
Series Clipper 06 11, 0.09% 6/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	59,605	59,605
		115,115
Michigan - 0.7%
Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.06% 6/6/14, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	13,285	13,285
Michigan Bldg. Auth. Rev.:
Series 2007 I, 0.05% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	2,350	2,350
Series 2011 IIB, 0.05% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	2,500	2,500
Michigan Fin. Auth. Rev.:
Participating VRDN Series Putters 4286, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,890	4,890
Series 22 A, 0.06% 6/6/14, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	20,700	20,700
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.11% 6/2/14, LOC JPMorgan Chase Bank, VRDN (c)	4,100	4,100
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	82,410	82,410
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(McLaren Health Care Corp. Proj.) Series 2008 B3, 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 10,300	$ 10,300
(Trinity Health Sys. Proj.) Series 2005 F, 0.05% 6/6/14, VRDN (c)	5,050	5,050
Michigan Strategic Fund Ltd. Oblig. Rev. (Consumers Energy Co. Proj.):
0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	17,000	17,000
0.08% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	33,100	33,100
		195,685
Minnesota - 0.3%
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 0.09% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	6,525	6,525
Hennepin County Gen. Oblig. Series 2013 C, 0.05% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (c)	33,700	33,700
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.11% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	9,800	9,800
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C1, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	16,650	16,650
Minneapolis Multi-family Rev. (Stone Arch Apt. Proj.) Series 2002, 0.11% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	3,600	3,600
Oak Park Heights Multi-family Rev. 0.06% 6/6/14, LOC Freddie Mac, VRDN (c)	8,190	8,190
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2009 A, 0.06% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,000	6,000
		84,465
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Rev. (Jackson Med. Mall Foundation Prog.) Series 2008 A, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	7,400	7,400
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.06% 6/6/14, LOC Bank of America NA, VRDN (c)(f)	10,000	10,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.08% 6/6/14, LOC Bank of America NA, VRDN (c)	$ 14,000	$ 14,000
Mississippi Home Corp. Multi-family Hsg. Rev. (Bristol Park Apts. Proj.) Series 2001 1, 0.1% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,600	7,600
		39,000
Missouri - 0.7%
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2007 B, 0.04% 6/6/14, VRDN (b)(c)	12,730	12,730
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 0.09% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	11,700	11,700
Missouri Health & Edl. Facilities Series 2013 B, 0.12% 6/2/14, LOC Bank of America NA, VRDN (c)	5,000	5,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series EGL 07 0001, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	6,000	6,000
Series Putters 3546, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,300	11,300
Series Putters 3929, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 2003 C2, 0.06% 6/6/14, VRDN (c)	17,100	17,100
(Ascension Health Proj.):
Series 2003 C3, 0.06% 6/6/14, VRDN (c)	18,400	18,400
Series 2008 C4, 0.06% 6/6/14, VRDN (c)	21,700	21,700
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 40, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada) (a)(c)(g)	21,295	21,295
Series RBC E 47, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada) (c)(g)	17,100	17,100
Saint Louis Indl. Dev. Auth.:
(Metropolitan Lofts Apts. Proj.) Series 2003 A, 0.11% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	27,500	27,500
(Saint Luke's Plaza Apts. Proj.) Series 2009, 0.06% 6/6/14 (Liquidity Facility Freddie Mac), VRDN (c)	1,900	1,900
Springfield Pub. Util. Rev. Participating VRDN Series Solar 06 156, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	30,035	30,035
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
St. Charles County Pub. Wtr. Sup Series 2011, 0.06% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	$ 3,000	$ 3,000
St. Louis Indl. Dev. Auth. (The St. Louis Art Museum Proj.) Series 2009 B, 0.06% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,100	1,100
		208,645
Montana - 0.0%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.25% 6/6/14, VRDN (c)(f)	450	450
Nebraska - 1.1%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	148,570	148,570
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.07% 6/6/14, LOC Bank of America NA, VRDN (c)(f)	10,000	10,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2010 C, 0.07% 6/6/14 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	100,775	100,775
Series 2013 F, 0.07% 6/6/14 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	14,400	14,400
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	43,960	43,960
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.07% 6/6/14 (Cargill, Inc. Guaranteed) (The Dow Chemical Co. Guaranteed), LOC Wells Fargo Bank NA, VRDN (c)(f)	10,000	10,000
		327,705
Nevada - 3.1%
Clark County Arpt. Rev.:
Series 2008 A2, 0.06% 6/6/14, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	36,000	36,000
Series 2008 B2, 0.07% 6/6/14, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	50,000	50,000
Series 2008 C1, 0.08% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	122,900	122,900
Series 2008 C2, 0.08% 6/6/14, LOC Landesbank Baden-Wurttemberg, VRDN (c)(f)	44,650	44,650
Series 2008 C3, 0.1% 6/6/14, LOC Landesbank Baden-Wurttemberg, VRDN (c)(f)	40,300	40,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Arpt. Rev.: - continued
Series 2008 D 2A, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	$ 85,000	$ 85,000
Series 2008 D1, 0.06% 6/6/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	48,420	48,420
Series 2008 D3, 0.07% 6/6/14, LOC Bank of America NA, VRDN (c)	39,415	39,415
Series 2011 B1, 0.08% 6/6/14, LOC Citibank NA, VRDN (c)(f)	88,700	88,700
Series 2011 B2, 0.07% 6/6/14, LOC Royal Bank of Canada, VRDN (c)(f)	49,000	49,000
Clark County Fuel Tax Participating VRDN:
ROC II R 11836, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	7,500	7,500
Series Putters 3158, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	32,110	32,110
Series ROC II R 11507, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	2,400	2,400
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.):
Series 2003 A, 0.1% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	39,200	39,200
Series 2008 A, 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	41,900	41,900
Series 2009 A, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	16,000	16,000
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.07% 6/6/14, LOC Union Bank NA, VRDN (c)	69,850	69,850
Clark County Wtr. Reclamation District Participating VRDN Series Putters 3355, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,500	7,500
Eclipse Fdg. Trust Various States Participating VRDN Series Solar NV D7, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	12,245	12,245
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	14,000	14,000
Nevada Hsg. Division (Horizon Apt. Hsg. Proj.) Series 2000 A, 0.06% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	7,410	7,410
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.05% 6/6/14, LOC Union Bank NA, VRDN (c)	8,000	8,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.): - continued
Series 2009 A, 0.05% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	$ 18,100	$ 18,100
Series 2009 B, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	6,965	6,965
		887,565
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 0.25% 6/6/14, LOC Bank of America NA, VRDN (c)(f)	3,000	3,000
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 A, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	13,800	13,800
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 0.2% 6/6/14, LOC HSBC Bank U.S.A., NA, VRDN (c)(f)	1,250	1,250
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Casella Waste Sys., Inc. Proj.) Series 2013, 0.12% 6/6/14, LOC Bank of America NA, VRDN (c)(f)	2,700	2,700
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.06% 6/6/14, LOC Bank of America NA, VRDN (c)	9,110	9,110
(Frisbie Memorial Hosp. Proj.) Series 2006, 0.07% 6/6/14, LOC TD Banknorth, NA, VRDN (c)	10,775	10,775
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 0.06% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	16,400	16,400
		57,035
New Jersey - 0.1%
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 F, 0.07% 6/6/14, LOC Bank of America NA, VRDN (c)(f)	7,600	7,600
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.21% 6/6/14, VRDN (c)	7,900	7,900
Series 2012 A, 0.23% 6/6/14, VRDN (c)(f)	16,100	16,100
		31,600
New Mexico - 0.3%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	73,940	73,940
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series Solar 2007 19, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	$ 9,485	$ 9,485
Univ. of New Mexico Univ. Revs. Participating VRDN Series ROC II R 11961, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	2,000	2,000
		85,425
New York - 12.6%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.14% 6/6/14, LOC KeyBank NA, VRDN (c)	4,500	4,500
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 C, 0.04% 6/6/14, LOC Barclays Bank PLC, VRDN (c)	18,300	18,300
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 3196, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,425	8,425
Series Putters 3282, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,650	6,650
Series ROC II R 14045, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	5,400	5,400
Series 1996 J3, 0.05% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	12,100	12,100
Series 2004 H2 0.07% 6/6/14, LOC Bank of New York, New York, VRDN (c)	32,000	32,000
Series 2004 H3, 0.07% 6/6/14, LOC Bank of New York, New York, VRDN (c)	13,100	13,100
Series 2004 H6, 0.05% 6/6/14, LOC Bank of America NA, VRDN (c)	15,105	15,105
Series 2004 H8, 0.05% 6/6/14 (Liquidity Facility Bank of America NA), VRDN (c)	11,635	11,635
Series 2006 E3, 0.05% 6/6/14, LOC Bank of America NA, VRDN (c)	4,600	4,600
Series 2006 E4, 0.05% 6/6/14, LOC Bank of America NA, VRDN (c)	44,600	44,600
Series 2008 J10, 0.05% 6/6/14 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (c)	11,105	11,105
Series 2010 G4, 0.05% 6/6/14 (Liquidity Facility Barclays Bank PLC), VRDN (c)	90,400	90,400
Series 2012 G3, 0.06% 6/6/14 (Liquidity Facility Citibank NA), VRDN (c)	80,450	80,450
Series 2013 A5, 0.05% 6/6/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	13,605	13,605
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Health & Hosp. Corp. Rev. Series 2008 E, 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 18,270	$ 18,270
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(270 East Burnside Avenue Apts.) Series A, 0.05% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	6,400	6,400
(89 Murray St. Proj.) Series A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
(941 Hoe Avenue Apts. Proj.) Series A, 0.05% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	6,660	6,660
(Beacon Mews Dev. Proj.) Series 2006 A, 0.08% 6/6/14, LOC Citibank NA, VRDN (c)(f)	8,000	8,000
(Beekman Tower Proj.) Series 2008 A, 0.23% 6/6/14, LOC RBS Citizens NA, VRDN (c)	74,200	74,200
(Cook Street Apts. Proj.) Series A, 0.09% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,580	4,580
(Courtland Avenue Apts. Proj.) Series A, 0.05% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	7,905	7,905
(East 165th Street Proj.) Series A, 0.06% 6/6/14, LOC Citibank NA, VRDN (c)(f)	7,665	7,665
(First Avenue Dev. Proj.) Series 2002 A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
(Intervale Gardens Apts.) Series A, 0.06% 6/6/14, LOC Citibank NA, VRDN (c)(f)	3,115	3,115
(Louis Nine Boulevard Apts. Proj.) Series A, 0.05% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	7,300	7,300
(Manhattan Court Dev. Proj.) Series A, 0.06% 6/6/14, LOC Citibank NA, VRDN (c)(f)	16,500	16,500
(Morris Ave. Apts. Proj.) Series A, 0.05% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	14,700	14,700
(Peter Cintron Apts. Proj.) Series C, 0.05% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	4,140	4,140
(State Renaissance Court Proj.) Series A, 0.05% 6/6/14, LOC Freddie Mac, VRDN (c)(f)	28,700	28,700
(Villa Avenue Apts. Proj.) Series 2006 A, 0.05% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	5,990	5,990
(West 48th Street Dev. Proj.) Series 2001 A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	2,000	2,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 0.05% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	8,400	8,400
(255 West 9th Street Proj.) Series 2001 A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	66,935	66,935
(Brittany Dev. Proj.) Series A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	46,000	46,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.: - continued
(James Tower Dev. Proj.) Series 2002 A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (c)	$ 3,610	$ 3,610
(Linden Plaza Proj.) Series 2008 A, 0.05% 6/6/14, LOC Freddie Mac, VRDN (c)(f)	66,030	66,030
(Morris Avenue Apts. Proj.) Series A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	26,000	26,000
(One Columbus Place Dev. Proj.) Series A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	71,015	71,015
(Related-Tribeca Tower Proj.) Series 1997 A, 0.05% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
(Rivereast Apts. Proj.) Series A, 0.05% 6/6/14, LOC Freddie Mac, VRDN (c)(f)	4,150	4,150
(West 61st Street Apts. Proj.) Series 2007 A, 0.05% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	1,500	1,500
(West End Towers Proj.) Series 2004 A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	40,700	40,700
(Westport Dev. Proj.) Series 2004 A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	61,000	61,000
Series 2002 A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	51,500	51,500
Series 2009 A:
0.05% 6/6/14, LOC Freddie Mac, VRDN (c)	9,100	9,100
0.06% 6/6/14, LOC Freddie Mac, VRDN (c)	7,500	7,500
New York City Hsg. Dev. Corp. Residential Rev. (Queens College Residences Proj.) Series 2009 A, 0.25% 6/6/14, LOC RBS Citizens NA, VRDN (c)	7,500	7,500
New York City Indl. Dev. Agcy. Civic Facility Rev. (Casa Proj.) Series 2000, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	13,800	13,800
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.06% 6/6/14, LOC Lloyds Bank PLC, VRDN (c)	26,400	26,400
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 06 69 Class A, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	16,400	16,400
Series EGL 06 74 Class A, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	7,045	7,045
Series EGL 07 0157, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	19,800	19,800
Series EGL 09 46A, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	19,130	19,130
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN: - continued
Series Putters 3384, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 3,750	$ 3,750
Series Putters 3496Z, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,025	7,025
Series ROC II R 11931, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	3,750	3,750
Series 2000 C, 0.04% 6/6/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)(c)	3,300	3,300
Series 2009 BB2, 0.1% 6/2/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	35,900	35,900
Series 2011 DD, 0.07% 6/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	2,390	2,390
Series 2012 B2, 0.07% 6/2/14 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (c)	21,900	21,900
Series F2, 0.05% 6/6/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	11,900	11,900
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series EGL 14 0015, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	8,865	8,865
Series Putters 4084Z, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,850	3,850
Series ROC II R 11994, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	4,500	4,500
Series 1999 A2, 0.05% 6/6/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	24,200	24,200
Series 2001 A, 0.05% 6/6/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	46,000	46,000
Series 2003 1E, 0.07% 6/6/14 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	10,710	10,710
New York City Trust Cultural Resources Rev.:
(The New York Botanical Garden Proj.) Series 2009 A, 0.09% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	20,900	20,900
(The Pierpont Morgan Library Proj.) Series 2004, 0.04% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	11,965	11,965
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series Putters 3518, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,640	2,640
Series ROC II R 14005, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	14,030	14,030
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.05% 6/6/14, LOC Bank of America NA, VRDN (c)	$ 135,300	$ 135,300
(Fordham Univ. Proj.) Series 2008 A1, 0.05% 6/6/14, LOC Bank of America NA, VRDN (c)	20,100	20,100
(Univ. of Rochester Proj.):
Series 2003 C, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	39,650	39,650
Series 2008 A1, 0.05% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	14,000	14,000
Participating VRDN:
ROC II R 11944, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	5,150	5,150
Series EGL 06 47 Class A, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	15,500	15,500
Series EGL 07 0002, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	18,000	18,000
Series EGL 07 0066, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	31,025	31,025
Series ROC II R 11535, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	3,590	3,590
Series ROC II R 11722, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	2,935	2,935
Series ROC II R 11943, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	5,580	5,580
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.):
Series 1998 A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	30,800	30,800
Series 1999 A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	52,850	52,850
(125 West 31st Street Proj.) Series 2005 A, 0.05% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	72,600	72,600
(150 East 44th Street Hsg. Proj.):
Series 2000 A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	28,500	28,500
Series 2001 A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	6,900	6,900
(1500 Lexington Avenue Proj.) Series A, 0.06% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	4,400	4,400
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	111,800	111,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	$ 13,495	$ 13,495
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.07% 6/6/14, LOC Bank of America NA, VRDN (c)	21,600	21,600
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.05% 6/6/14, LOC Fannie Mae, VRDN (c)	6,000	6,000
(320 West 38th Street Hsg. Proj.) Series 2009 A, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	20,130	20,130
(360 West 43rd Street Hsg. Proj.) Series A, 0.05% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	9,900	9,900
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	105,400	105,400
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.05% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	62,100	62,100
(66 West 38th Street Hsg. Proj.) Series A:
0.07% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
0.07% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	44,300	44,300
(70 Battery Place Hsg. Proj.) Series 1999 A, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	10,000	10,000
(750 Sixth Avenue Hsg. Proj.) Series 1998 A, 0.05% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	5,000	5,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.05% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	59,000	59,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 0.05% 6/6/14, LOC Freddie Mac, VRDN (c)(f)	51,500	51,500
(Biltmore Tower Hsg. Proj.) Series A, 0.05% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	43,300	43,300
(Chelsea Apts. Proj.) Series 2003 A, 0.06% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	40,500	40,500
(Chelsea Arms Hsg. Proj.) Series 1998 A, 0.05% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	7,000	7,000
(Clinton Green South Hsg. Proj.) Series 2005 A, 0.05% 6/6/14, LOC Freddie Mac, VRDN (c)(f)	56,800	56,800
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.05% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	34,400	34,400
(Helena Hsg. Proj.) Series 2003 A, 0.05% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	9,000	9,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	11,170	11,170
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	7,435	7,435
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Sea Park West Hsg. Proj.) Series 2004 A, 0.07% 6/6/14, LOC Freddie Mac, VRDN (c)(f)	$ 11,800	$ 11,800
(South Cove Plaza Proj.) Series A, 0.05% 6/6/14, LOC Freddie Mac, VRDN (c)(f)	28,000	28,000
(Theatre Row Tower Hsg. Proj.):
Series 2001 A, 0.05% 6/6/14, LOC Freddie Mac, VRDN (c)(f)	10,000	10,000
Series 2002 A, 0.05% 6/6/14, LOC Freddie Mac, VRDN (c)(f)	3,500	3,500
(Tower 31 Hsg. Proj.) Series 2005 A, 0.05% 6/6/14, LOC Freddie Mac, VRDN (c)(f)	51,400	51,400
(Tribeca Park Proj.) Series 1997 A, 0.05% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
(West 20th Street Proj.) Series 2001 A:
0.05% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	28,875	28,875
0.05% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	51,000	51,000
(West 23rd Street Hsg. Proj.):
Series 2001 A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	26,000	26,000
Series 2002 A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	62,600	62,600
(West 33rd Street Hsg. Proj.) Series 2003 A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	26,700	26,700
(West 38th Street Hsg. Proj.) Series 2002 A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	16,000	16,000
(Worth Street Hsg. Proj.) Series A, 0.05% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	47,600	47,600
Series 2000 A, 0.05% 6/6/14, LOC Freddie Mac, VRDN (c)(f)	14,500	14,500
Series 2004 A, 0.05% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	52,950	52,950
Series 2008 A, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	40,600	40,600
Series 2009 B, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	35,900	35,900
Series 2010 A, 0.04% 6/6/14, LOC Freddie Mac, VRDN (c)	27,800	27,800
Series 2011 A2, 0.08% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	12,100	12,100
Series 2012 A, 0.04% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	3,600	3,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
Series 2013 A:
0.04% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	$ 19,100	$ 19,100
0.04% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	13,000	13,000
Series 2013 A3, 0.06% 6/6/14, LOC Bank of America NA, VRDN (c)	18,675	18,675
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.06% 6/6/14, LOC Bank of America NA, VRDN (c)	26,000	26,000
Series 2003 M1, 0.06% 6/6/14, LOC Bank of America NA, VRDN (c)	13,335	13,335
New York Liberty Dev. Corp. Lib Participating VRDN Series Putters 4083, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,910	5,910
New York Local Govt. Assistance Corp.:
Series 2008 B, 0.06% 6/6/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	34,655	34,655
Series 2008 B3V, 0.05% 6/6/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	50,200	50,200
Series 2008 B7V, 0.05% 6/6/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	16,500	16,500
Series 2008 BAV, 0.06% 6/6/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	42,530	42,530
New York Metropolitan Trans. Auth. Rev.:
Series 2005 A, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	34,000	34,000
Series 2011 B, 0.05% 6/6/14, LOC Bank of America NA, VRDN (c)	11,800	11,800
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C1, 0.07% 6/6/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	17,800	17,800
Series 2004 C2, 0.06% 6/6/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	4,000	4,000
Series 2005 A1, 0.06% 6/6/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)	4,150	4,150
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	4,800	4,800
New York Urban Dev. Corp. Rev. Series 2008 A1, 0.04% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	31,150	31,150
Onondaga County Indl. Dev. Auth. Civic Facility Rev. (Syracuse Research Corp. Facility Proj.) Series 2008 B, 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.) Series 2005 A, 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 15,050	$ 15,050
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	16,750	16,750
		3,602,230
New York And New Jersey - 0.5%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 0.11% 6/6/14 (Liquidity Facility Citibank NA) (c)(f)(g)	151,450	151,450
North Carolina - 1.3%
Charlotte Ctfs. of Prtn. Participating VRDN Series Putters 4724, 0.06% 6/6/14 (Liquidity Facility Bank of America NA) (c)(g)	11,680	11,680
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.04% 6/6/14, LOC Bank of America NA, VRDN (c)	25,825	25,825
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series BC 09 43W, 0.08% 6/6/14 (Liquidity Facility Barclays Bank PLC) (c)(g)	5,000	5,000
Series 2002 C, 0.05% 6/6/14 (Liquidity Facility Bank of America NA), VRDN (c)	2,445	2,445
Series 2006 B, 0.05% 6/6/14 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	12,630	12,630
Greensboro Combined Enterprise Sys. Rev.:
Series 2005 B, 0.06% 6/6/14 (Liquidity Facility Bank of America NA), VRDN (c)	3,845	3,845
Series 2009 B, 0.06% 6/6/14 (Liquidity Facility Bank of America NA), VRDN (c)	10,000	10,000
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.4% 6/6/14, VRDN (c)(f)	2,100	2,100
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Greensboro College Proj.) 0.07% 6/6/14, LOC Bank of America NA, VRDN (c)	2,000	2,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 7050060, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	23,150	23,150
Series GS 08 9TP, 0.05% 6/6/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)	23,130	23,130
Series ROC II R 11850, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	12,600	12,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.:
(WakeMed Proj.):
Series 2009 B, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	$ 26,200	$ 26,200
Series 2009 C, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	37,200	37,200
Participating VRDN:
Series BC 10 31W, 0.08% 6/6/14 (Liquidity Facility Barclays Bank PLC) (c)(g)	3,625	3,625
Series ROC II R 11808, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	1,365	1,365
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	38,865	38,865
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.07% 6/6/14, LOC Cr. Industriel et Commercial, VRDN (c)	34,730	34,730
Piedmont Triad Arpt. Auth. Series 2008 B, 0.08% 6/6/14, LOC Branch Banking & Trust Co., VRDN (c)(f)	20,865	20,865
Raleigh Combined Enterprise Sys. Rev. Participating VRDN:
Series EGL 07 0010, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	4,950	4,950
Series WF 11-19C, 0.07% 6/6/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	9,000	9,000
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.):
0.07% 6/6/14, LOC Bank of America NA, VRDN (c)(f)	15,855	15,855
0.07% 6/6/14, LOC Bank of America NA, VRDN (c)(f)	4,750	4,750
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 0.21% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	500	500
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	28,900	28,900
		361,210
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Dakota - 0.1%
Cass County Solid Waste Disp. Rev. (Tharaldson Ethanol Plant I, LLC Proj.) Series 2007, 0.36% 6/6/14, LOC Bank of America NA, VRDN (c)(f)	$ 33,300	$ 33,300
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 0.15% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	590	590
		33,890
Ohio - 1.3%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series 2008, 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	6,500	6,500
Series B, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	17,000	17,000
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.06% 6/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	7,985	7,985
Cuyahoga County Cultural Facilities Rev. (Maltz Museum of Jewish Heritage Proj.) 0.08% 6/6/14, LOC Bank of New York, New York, VRDN (c)	6,300	6,300
Franklin County Health Care Facilities Rev. (Mother Angeline McCrory Manor, Inc. Proj.) Series 2011, 0.1% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	14,090	14,090
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (c)	13,200	13,200
Series 2000, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	36,900	36,900
Series 2007 M, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.22% 6/6/14, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (c)	34,300	34,300
Lancaster Port Auth. Gas Rev. 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	91,705	91,705
Middletown Hosp. Facilities Rev. Series 2008 A, 0.05% 6/6/14, LOC PNC Bank NA, VRDN (c)	12,100	12,100
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.27% 6/6/14, VRDN (c)	9,300	9,300
Series B, 0.14% 6/6/14, VRDN (c)	5,500	5,500
(Dayton Pwr. & Lt. Co. Proj.):
Series 2008 A, 0.08% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	16,700	16,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.: - continued
(Dayton Pwr. & Lt. Co. Proj.): - continued
Series 2008 B, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 21,100	$ 21,100
Ohio Gen. Oblig. (Common Schools Proj.) Series 2005 B, 0.04% 6/6/14, VRDN (c)	3,410	3,410
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (c)	5,100	5,100
(Marietta College Proj.) 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	4,590	4,590
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3552, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,500	3,500
Series Putters 3558, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,300	2,300
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.07% 6/6/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	9,300	9,300
Series 2005 B2, 0.07% 6/6/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	9,900	9,900
Series B, 0.06% 6/6/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	13,405	13,405
Series 2004 D, 0.07% 6/6/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	1,600	1,600
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2008 B, 0.06% 6/6/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	8,400	8,400
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.07% 6/6/14, LOC Bank of America NA, VRDN (c)(f)	2,900	2,900
		362,085
Oklahoma - 0.0%
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 0.11% 6/6/14, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	10,120	10,120
Oregon - 0.7%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.):
Series 2008 B, 0.05% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	23,850	23,850
Series 2008 C, 0.05% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	16,500	16,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 90, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	$ 10,330	$ 10,330
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 0.16% 6/6/14, LOC PNC Bank NA, VRDN (c)(f)	290	290
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	3,615	3,615
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series BC 11 5W, 0.08% 6/6/14 (Liquidity Facility Barclays Bank PLC) (c)(g)	6,555	6,555
Port of Portland Arpt. Rev.:
Series Eighteen A, 0.07% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	34,510	34,510
Series Eighteen B, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	55,190	55,190
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.07% 6/6/14, LOC Bank of America NA, VRDN (c)(f)	3,530	3,530
(New Columbia - Trouton Proj.) Series 2005, 0.07% 6/6/14, LOC Bank of America NA, VRDN (c)(f)	5,715	5,715
Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.1% 6/6/14, LOC Freddie Mac, VRDN (c)(f)	15,000	15,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.06% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	9,500	9,500
Salem-Keizer School District #24J Participating VRDN Series WF 09 4Z, 0.07% 6/6/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)	18,025	18,025
		202,610
Pennsylvania - 1.1%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.):
Series 2005 A, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (c)	9,200	9,200
Series 2005 B, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (c)	7,345	7,345
BB&T Muni. Trust Participating VRDN Series BBT 08 1, 0.07% 6/6/14 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	1,500	1,500
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.05% 6/6/14, LOC PNC Bank NA, VRDN (c)	13,780	13,780
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Bucks County Indl. Dev. Auth. Rev. (Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.26% 6/6/14, LOC Citizens Bank of Pennsylvania, VRDN (c)	$ 2,250	$ 2,250
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (c)	11,060	11,060
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.06% 6/6/14, LOC Citizens Bank of Pennsylvania, VRDN (c)	3,000	3,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.) Series 2008 A1, 0.16% 6/6/14, LOC Citizens Bank of Pennsylvania, VRDN (c)	24,815	24,815
Chester County Intermediate Unit Rev. Series 2003, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (c)	2,045	2,045
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 A, 0.1% 6/2/14, LOC Citizens Bank of Pennsylvania, VRDN (c)	4,865	4,865
Series 2006 B, 0.1% 6/2/14, LOC Citizens Bank of Pennsylvania, VRDN (c)	13,250	13,250
Series 2008, 0.1% 6/2/14, LOC Citizens Bank of Pennsylvania, VRDN (c)	2,890	2,890
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.08% 6/6/14, LOC Manufacturers & Traders Trust Co., VRDN (c)	11,340	11,340
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3490Z, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,505	4,505
Lackawanna Hotel Room Rental Tax Rev. Series 2013, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (c)	9,470	9,470
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.06% 6/6/14, LOC PNC Bank NA, VRDN (c)	7,735	7,735
Lower Merion School District Series 2009 B, 0.06% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,000	6,000
Luzerne County Convention Ctr. Series 2012, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (c)	6,200	6,200
Northeastern Pennsylvania Hosp. and Ed. Auth. Rev. (The Commonwealth Med. College Proj.) Series 2009, 0.05% 6/6/14, LOC PNC Bank NA, VRDN (c)	7,950	7,950
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 1996 D5, 0.16% 6/6/14, LOC PNC Bank NA, VRDN (c)(f)	600	600
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.09% 6/6/14, LOC Citibank NA, VRDN (c)(f)	2,300	2,300
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3350, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,505	4,505
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Gen. Oblig. Participating VRDN: - continued
Series Putters 3352Z, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 3,590	$ 3,590
Pennsylvania State Pub. School Participating VRDN Series Solar 06 161, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	26,400	26,400
Philadelphia Arpt. Rev.:
Series 2005 C1, 0.06% 6/6/14, LOC TD Banknorth, NA, VRDN (c)(f)	16,005	16,005
Series 2005 C2, 0.06% 6/6/14, LOC Royal Bank of Canada, VRDN (c)(f)	12,255	12,255
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.4% 6/6/14, LOC Citizens Bank of Pennsylvania, VRDN (c)	1,000	1,000
(William Penn Charter School Proj.) Series 2008, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (c)	7,900	7,900
Philadelphia Auth. Indl. Dev. Lease Rev.:
Series 2007 B2, 0.05% 6/6/14, LOC TD Banknorth, NA, VRDN (c)	3,000	3,000
Series 2007 B3, 0.05% 6/6/14, LOC PNC Bank NA, VRDN (c)	8,650	8,650
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series E, 0.05% 6/6/14, LOC PNC Bank NA, VRDN (c)	4,000	4,000
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 28, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada) (c)(g)	1,900	1,900
Series RBC E 30, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada) (c)(g)	4,000	4,000
Series RBC E 45, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada) (a)(c)(g)	18,800	18,800
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.07% 6/6/14, LOC PNC Bank NA, VRDN (c)	3,670	3,670
Washington County Hosp. Auth. Rev.:
(Monongahela Valley Hosp. Proj.):
Series 2011 A, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (c)	2,540	2,540
Series 2011 B, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (c)	10,175	10,175
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Washington County Hosp. Auth. Rev.: - continued
(Washington Hosp. Proj.) Series 2007 B, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (c)	$ 17,000	$ 17,000
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (c)	2,775	2,775
		300,265
Rhode Island - 0.3%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.05% 6/6/14, LOC TD Banknorth, NA, VRDN (c)	22,540	22,540
(Rhode Island School of Design Proj.):
Series 2008 A, 0.04% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	39,775	39,775
Series 2008 B, 0.05% 6/6/14, LOC TD Banknorth, NA, VRDN (c)	7,510	7,510
(Roger Williams Univ. Proj.) Series 2008 B, 0.06% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	7,075	7,075
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) Series 1994, 0.25% 6/6/14, LOC Bank of America NA, VRDN (c)(f)(h)	5,000	5,000
		81,900
South Carolina - 0.4%
Anderson County School District #5 Gen. Oblig. Participating VRDN Series BA 08 1181, 0.08% 6/6/14 (Liquidity Facility Bank of America NA) (c)(g)	14,650	14,650
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.):
Series 1999 A, 0.14% 6/2/14, VRDN (c)	1,000	1,000
Series 1999 B, 0.16% 6/2/14, VRDN (c)(f)	2,300	2,300
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.):
Series 2008 D, 0.08% 6/6/14, LOC Bank of New York, New York, VRDN (c)	10,405	10,405
0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	50,000	50,000
(Chambers Richland Co. Landfill Proj.) Series 1997, 0.07% 6/6/14, LOC Bank of America NA, VRDN (c)(f)	10,000	10,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.: - continued
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.07% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	$ 15,000	$ 15,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Generating Co., Inc. Proj.) Series 2008, 0.09% 6/6/14, LOC Branch Banking & Trust Co., VRDN (c)(f)	18,600	18,600
		121,955
South Dakota - 0.0%
South Dakota Hsg. Dev. Auth. (Harmony Heights Proj.) Series 2001, 0.09% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	6,500	6,500
Tennessee - 1.4%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.09% 6/2/14, LOC Bank of America NA, VRDN (c)	19,300	19,300
Series 2003, 0.09% 6/2/14, LOC Bank of America NA, VRDN (c)	12,600	12,600
Series 2004, 0.09% 6/2/14, LOC Bank of America NA, VRDN (c)	13,510	13,510
Series 2005, 0.09% 6/2/14, LOC Bank of America NA, VRDN (c)	39,305	39,305
Series 2008, 0.09% 6/2/14, LOC Bank of America NA, VRDN (c)	56,105	56,105
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 0.08% 6/6/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)(f)	5,000	5,000
Johnson City Health & Edl. Hosp. Rev.:
(Mountain States Health Alliance Proj.) Series 2011 B, 0.04% 6/6/14, LOC PNC Bank NA, VRDN (c)	4,285	4,285
Series 2013 A, 0.06% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	4,075	4,075
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.07% 6/6/14, VRDN (c)(f)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.09% 6/6/14, LOC Rabobank Nederland, VRDN (c)(f)	29,700	29,700
Memphis Health, Edl. & Hsg. Facilities Board:
(Ashland Lakes Apts. Proj.) Series A, 0.08% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	10,000	10,000
(Watergrove Apts. Proj.) Series 2004, 0.06% 6/6/14, LOC Freddie Mac, VRDN (c)	18,170	18,170
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	$ 15,000	$ 15,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.08% 6/6/14, LOC Bank of America NA, VRDN (c)	20,300	20,300
Series 2002, 0.09% 6/2/14, LOC Bank of America NA, VRDN (c)	5,405	5,405
Series 2004, 0.09% 6/2/14, LOC Bank of America NA, VRDN (c)	17,950	17,950
Series 2006, 0.09% 6/2/14, LOC Bank of America NA, VRDN (c)	51,660	51,660
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	67,475	67,475
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2UX, 0.08% 6/6/14 (Liquidity Facility Barclays Bank PLC) (c)(g)	2,500	2,500
		403,940
Texas - 6.9%
Austin Arpt. Sys. Rev.:
Series 2005 1, 0.08% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	49,425	49,425
Series 2005 2, 0.08% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	53,650	53,650
Series 2005 4, 0.06% 6/6/14, LOC Royal Bank of Canada New York Branch, VRDN (c)(f)	33,700	33,700
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11992, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	3,835	3,835
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.1% 6/2/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	3,800	3,800
Series 2002 A, 0.1% 6/2/14, LOC Bank of America NA, VRDN (c)(f)	2,100	2,100
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 0.1% 6/6/14, LOC HSBC Bank U.S.A., NA, VRDN (c)(f)	6,250	6,250
Brownsville Util. Sys. Rev. Participating VRDN Series Solar 06 68, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	19,965	19,965
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 0.09% 6/6/14, LOC Citibank NA, VRDN (c)(f)	$ 13,775	$ 13,775
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) Series 2002, 0.09% 6/6/14, LOC Citibank NA, VRDN (c)(f)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.07% 6/6/14, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 0.08% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	12,500	12,500
Series 2001, 0.08% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	12,500	12,500
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.):
Series 2007 A, 0.06% 6/6/14, LOC PNC Bank NA, VRDN (c)(f)	47,300	47,300
Series 2008, 0.07% 6/6/14, LOC Bank of America NA, VRDN (c)(f)	40,000	40,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 0.1% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	5,495	5,495
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	4,000	4,000
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 0.1% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	7,080	7,080
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series ROC II R 12279, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	23,410	23,410
El Paso County Hosp. District Combination Tax and Rev. Participating VRDN Series Solar 06 32, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	19,865	19,865
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	6,310	6,310
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 0.11% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	8,695	8,695
Gulf Coast Indl. Dev. Auth. 0.12% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,280	5,280
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 14,100	$ 14,100
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.06% 6/6/14, LOC Barclays Bank PLC, VRDN (c)	17,900	17,900
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Mermann Health Sys. Proj.) Series 2013 C, 0.04% 6/6/14, VRDN (c)	24,450	24,450
(YMCA of the Greater Houston Area Proj.) Series 2013 B, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	28,705	28,705
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	2,605	2,605
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 0.09% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	6,515	6,515
(Louetta Village Apts. Proj.) Series 2005, 0.09% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	6,480	6,480
(Primrose Aldine Bender Apt. Proj.) Series 2004, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	7,410	7,410
(Primrose at Bammel Apts. Proj.) Series 2005, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	7,980	7,980
(Quail Chase Apts. Proj.) Series 1999, 0.09% 6/6/14, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	11,110	11,110
(Wellington Park Apts. Proj.) Series 2004, 0.09% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	11,850	11,850
Harris County Indl. Dev. Corp. (HFOTCO LLC Proj.):
Series 2010, 0.05% 6/6/14, LOC Bank of America NA, VRDN (c)	75,000	75,000
Series 2011, 0.05% 6/6/14, LOC Bank of America NA, VRDN (c)	50,000	50,000
Series 2012, 0.05% 6/6/14, LOC Bank of America NA, VRDN (c)	60,300	60,300
Houston Arpt. Sys. Rev. Series 2010, 0.07% 6/6/14, LOC Barclays Bank PLC, VRDN (c)	44,055	44,055
Houston Gen. Oblig. Participating VRDN Series Putters 4338, 0.1% 6/6/14 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	6,380	6,380
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN:
Series ROC II R 11860, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	6,000	6,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN: - continued
Series WF 11 44C, 0.09% 6/6/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	$ 18,155	$ 18,155
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) Series 2005, 0.09% 6/6/14, LOC Citibank NA, VRDN (c)(f)	8,950	8,950
(Little Nell Apts. Proj.) Series 2003, 0.09% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	12,200	12,200
(Mayfair Park Apts. Proj.) Series 2004, 0.09% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	5,600	5,600
Houston Util. Sys. Rev.:
Participating VRDN:
Series Putters 4719, 0.06% 6/6/14 (Liquidity Facility Bank of America NA) (c)(g)	14,400	14,400
Series ROC II R 11411, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	9,290	9,290
Series ROC II R 12267, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	16,795	16,795
Series 2004 B3, 0.06% 6/6/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	10,600	10,600
Series 2004 B6, 0.06% 6/6/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	1,500	1,500
Humble Independent School District Participating VRDN Series Solar 06 20, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	28,160	28,160
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.33% 6/6/14, VRDN (c)(f)	12,600	12,600
Judson Independent School District Participating VRDN Series MS 06 1859, 0.06% 6/6/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)	7,890	7,890
Klein Independent School District Participating VRDN Series ROCS II R 11942, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	5,145	5,145
Leander Independent School District Participating VRDN Series BC 10 28W, 0.08% 6/6/14 (Liquidity Facility Barclays Bank PLC) (c)(g)	2,050	2,050
Lovejoy Independent School District Participating VRDN Series DB 514, 0.09% 6/6/14 (Liquidity Facility Deutsche Bank AG) (c)(g)	10,520	10,520
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.12% 6/6/14, LOC Bank of America NA, VRDN (c)(f)	11,950	11,950
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.09% 6/6/14, LOC Freddie Mac, VRDN (c)(f)	$ 7,470	$ 7,470
North Central Texas Health Facilities Dev. Corp. Participating VRDN Series WF 09 33C, 0.07% 6/6/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)	7,200	7,200
North East Texas Independent School District Participating VRDN Series EGL 14 0018, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	22,305	22,305
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	3,505	3,505
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.06% 6/6/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)	11,665	11,665
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.23% 6/2/14, VRDN (c)	14,000	14,000
Series 2004, 0.25% 6/6/14, VRDN (c)(f)	97,150	97,150
Series 2009 A, 0.23% 6/2/14, VRDN (c)	1,300	1,300
Series 2009 C, 0.23% 6/2/14, VRDN (c)	5,800	5,800
Series 2010 B, 0.23% 6/2/14, VRDN (c)	2,385	2,385
Series 2010 D, 0.23% 6/2/14, VRDN (c)	5,800	5,800
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2000, 0.08% 6/6/14, VRDN (c)(f)	24,000	24,000
Series 2001, 0.08% 6/6/14, VRDN (c)(f)	25,000	25,000
Series 2002, 0.08% 6/6/14, VRDN (c)(f)	14,500	14,500
Series 2010 A, 0.07% 6/6/14 (Total SA Guaranteed), VRDN (c)	1,000	1,000
Series 2012, 0.07% 6/6/14 (Total SA Guaranteed), VRDN (c)	10,000	10,000
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.07% 6/6/14 (Total SA Guaranteed), VRDN (c)	34,200	34,200
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 18, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada) (c)(g)	57,200	57,200
Series RBC E 27, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada) (c)(g)	1,795	1,795
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.):
0.07% 6/6/14, LOC BNP Paribas SA, VRDN (c)(f)	50,000	50,000
0.07% 6/6/14, LOC Union Bank NA, VRDN (c)(f)	50,000	50,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series Putters 3344, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 1,700	$ 1,700
Series Putters 3560, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,015	9,015
Series Putters 3688Z, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,570	4,570
Series Putters 4356, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	17,750	17,750
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (Tindall Corp. Proj.) Series 2008 A, 0.11% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	2,550	2,550
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.06% 6/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	7,465	7,465
San Antonio Wtr. Sys. Rev. Participating VRDN Series EGL 05 3005 Class A, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	27,500	27,500
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.):
Series 2011 D, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	12,870	12,870
Series 2011 E, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	12,000	12,000
(Methodist Hospitals of Dallas Proj.) Series 2008, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	88,450	88,450
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 1, 0.07% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	22,430	22,430
Participating VRDN Series Putters 4363, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,625	11,625
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 3894, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,750	6,750
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	2,500	2,500
Texas City Indl. Dev. Corp.:
(Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.06% 6/6/14, LOC Bank of America NA, VRDN (c)	13,000	13,000
(NRG Energy, Inc. Proj.) Series 2012, 0.06% 6/6/14, LOC Bank of America NA, VRDN (c)	10,025	10,025
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series 2004, 0.09% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	$ 11,600	$ 11,600
(Chisholm Trail Proj.) Series 2004, 0.09% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	5,200	5,200
(Pinnacle Apts. Proj.) Series 2004, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	13,465	13,465
(Residences at Sunset Pointe Proj.) Series 2006, 0.1% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 0.09% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	6,080	6,080
(Windshire Apts. Proj.) Series 2007, 0.09% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	13,500	13,500
Series 2004, 0.09% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	11,300	11,300
Series 2006, 0.06% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	13,790	13,790
Texas Gen. Oblig.:
(Veterans Land Proj.) Series A, 0.06% 6/6/14, VRDN (c)(f)	16,030	16,030
(Veterans' Hsg. Assistance Prog.):
Fund II Series 2005 B, 0.08% 6/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	21,800	21,800
Fund II Series 2007 A, 0.08% 6/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	36,730	36,730
Participating VRDN:
Series DB 448, 0.09% 6/6/14 (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	5,625	5,625
Series EGL 06 0125, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	27,940	27,940
Series EGL 07 90, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	37,000	37,000
Series Putters 3478, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995	4,995
Series Putters 3479, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,910	11,910
Series Putters 3480, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,495	7,495
Series 2012 A, 0.05% 6/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	10,700	10,700
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) Series 2004, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	9,285	9,285
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN:
Series Putters 1646, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	13,055	13,055
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev.: - continued
Participating VRDN: - continued
Series WF 11 13C, 0.07% 6/6/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)	$ 16,900	$ 16,900
Series 2008 B, 0.03% 6/6/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (b)(c)	16,000	16,000
		1,972,955
Utah - 0.3%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	7,565	7,565
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.07% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	44,200	44,200
Salt Lake City Sales Tax Rev. 0.05% 6/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	2,905	2,905
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) Series 2005 A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	8,485	8,485
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	30,450	30,450
		93,605
Virginia - 0.4%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	21,720	21,720
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.08% 6/6/14, LOC Freddie Mac, VRDN (c)(f)	4,000	4,000
Fairfax County Indl. Dev. Auth.:
(Inova Health Sys. Proj.) Series 2005 A2, 0.05% 6/6/14, VRDN (c)	3,000	3,000
Participating VRDN Series MS 3309, 0.06% 6/6/14 (Liquidity Facility Cr. Suisse AG) (c)(g)	2,300	2,300
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (U.S.A. Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.11% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	10,000	10,000
Hampton Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Avalon Pointe Proj.) Series 1996, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	6,387	6,387
Hampton Roads Sanitation District Wastewtr. Rev. Series 2011, 0.04% 6/6/14, VRDN (c)	9,350	9,350
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.11% 6/6/14, LOC Bank of America NA, VRDN (c)	3,430	3,430
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 0.11% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	$ 3,770	$ 3,770
Series 2001, 0.11% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	3,400	3,400
Series 2006, 0.11% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,750	4,750
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 0.08% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000	10,000
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series RBC O 67, 0.06% 6/6/14 (Liquidity Facility Royal Bank of Canada) (c)(g)	6,770	6,770
Virginia Pub. School Auth. Participating VRDN Series CTE 05 38, 0.06% 6/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	17,955	17,955
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series ROC II R 11923, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	3,725	3,725
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN Series Putters 3791Z, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,015	1,015
		111,572
Washington - 3.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,280	8,280
Chelan County Pub. Util. District #1 Rev.:
Participating VRDN Series BC 11 20B, 0.09% 6/6/14 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	8,950	8,950
Series 2008 B, 0.05% 6/6/14 (Liquidity Facility Union Bank NA), VRDN (c)	12,000	12,000
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.07% 6/6/14, LOC Bank of America NA, VRDN (c)(f)	16,650	16,650
King County Swr. Rev. Participating VRDN:
Series Putters 3941, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,950	6,950
Series ROC II R 11962, 0.06% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	2,200	2,200
Port of Seattle Rev.:
Series 1997, 0.08% 6/6/14, LOC Bank of America NA, VRDN (c)(f)	108,830	108,830
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Rev.: - continued
Series 2008, 0.06% 6/6/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)(f)	$ 128,715	$ 128,715
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 0.08% 6/6/14, LOC Bank of America NA, VRDN (c)	25,000	25,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.08% 6/6/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)	2,530	2,530
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.08% 6/6/14, LOC Bank of America NA, VRDN (c)	7,755	7,755
Univ. of Washington Univ. Revs. Participating VRDN:
Series Solar 07 75, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	37,750	37,750
Series Solar 07 94, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	2,682	2,682
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.06% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	15,010	15,010
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series D, 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	20,000	20,000
Washington Gen. Oblig. Participating VRDN:
Series BA 1212, 0.08% 6/6/14 (Liquidity Facility Bank of America NA) (c)(g)	7,000	7,000
Series Clipper 05 39, 0.06% 6/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	18,000	18,000
Series DB 599, 0.09% 6/6/14 (Liquidity Facility Deutsche Bank AG) (c)(g)	4,570	4,570
Series DB 606, 0.08% 6/6/14 (Liquidity Facility Deutsche Bank AG) (c)(g)	5,600	5,600
Series Floaters 3040, 0.08% 6/6/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	12,505	12,505
Series MS 33 864X, 0.08% 6/6/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	2,500	2,500
Series Putters 3501Z, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,660	11,660
Series Putters 3539, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,000	10,000
Series Putters 3854, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,500	3,500
Series putters 4033, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,100	5,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series Putters 4443, 0.07% 6/6/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 10,000	$ 10,000
Series ROC II R 14074, 0.07% 6/6/14 (Liquidity Facility Citibank NA) (c)(g)	8,000	8,000
Series Solar 06 13, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	41,700	41,700
Washington Health Care Facilities Auth. Rev. Participating VRDN Series Solar 07 66, 0.06% 6/6/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	19,570	19,570
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Affinity at Olympia Apts. Proj.) Series 2012 A, 0.08% 6/6/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	8,350	8,350
(Avalon Ridge Apts. Proj.) Series 1999, 0.09% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	18,755	18,755
(Ballard Landmark Inn Proj.) Series A, 0.09% 6/6/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	27,290	27,290
(Cedar Ridge Retirement Proj.) Series 2005 A, 0.09% 6/6/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	8,050	8,050
(Crestview Apts. Proj.) Series 2004, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
(Discovery Heights Apt. Proj.) Series 2010, 0.04% 6/6/14, LOC Freddie Mac, VRDN (c)	12,100	12,100
(Echo Lake Sr. Apts. Proj.) Series 2006, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	17,970	17,970
(Fairwinds Redmond Proj.) Series A, 0.09% 6/6/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	19,250	19,250
(Gardens Univ. Village Apt. Proj.) Series A, 0.07% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	48,540	48,540
(Highland Park Apts. Proj.) Series A, 0.1% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	9,040	9,040
(Merrill Gardens at Renton Centre Proj.) Series A, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	20,790	20,790
(Pinehurst Apts. Proj.) Series A, 0.09% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	12,000	12,000
(Silver Creek Apts. Proj.) Series A, 0.09% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	12,250	12,250
(The Cambridge Apts. Proj.) Series 2009, 0.07% 6/6/14, LOC Fannie Mae, VRDN (c)	10,500	10,500
(The Lodge at Eagle Ridge Proj.) Series A, 0.09% 6/6/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	9,485	9,485
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 0.08% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	$ 15,750	$ 15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 0.1% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	7,535	7,535
(Urban Ctr. Apts. Proj.) Series 2012, 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	38,900	38,900
(Vintage Mount Vernon Proj.) Series A, 0.1% 6/6/14, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.07% 6/6/14, LOC Fannie Mae, VRDN (c)	3,750	3,750
(Willow Tree Grove Apts. Proj.) Series 2011, 0.04% 6/6/14, LOC Freddie Mac, VRDN (c)	4,850	4,850
		889,662
West Virginia - 0.8%
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.07% 6/6/14, LOC Bank of America NA, VRDN (c)(f)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.08% 6/6/14, LOC Deutsche Bank AG, VRDN (c)(f)	11,900	11,900
Series 1990 B, 0.08% 6/6/14, LOC Deutsche Bank AG, VRDN (c)(f)	12,000	12,000
Series 1990 C, 0.08% 6/6/14, LOC Deutsche Bank AG, VRDN (c)(f)	6,000	6,000
Series 1990 D, 0.08% 6/6/14, LOC Deutsche Bank AG, VRDN (c)(f)	6,100	6,100
West Virginia Econ. Dev. Auth. Energy (Morgantown Energy Associates Proj.) Series 2011, 0.08% 6/6/14, LOC Union Bank NA, VRDN (c)(f)	30,900	30,900
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.):
Series 2008 B, 0.07% 6/6/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	45,775	45,775
Series 2009 A, 0.06% 6/6/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	25,775	25,775
Series 2009 B, 0.06% 6/6/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	1,800	1,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.: - continued
(Appalachian Pwr. Co. - Mountaineer Proj.) Series 2008 A, 0.06% 6/6/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	$ 59,700	$ 59,700
West Virginia Hosp. Fin. Auth. Rev. (Pallottine Health Svcs. Proj.) 0.16% 6/6/14, LOC Fifth Third Bank, Cincinnati, VRDN (c)	175	175
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.07% 6/6/14, LOC Bank of America NA, VRDN (c)(f)	6,580	6,580
		215,125
Wisconsin - 0.3%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	20,700	20,700
Wisconsin Health & Edl. Facilities Participating VRDN Series MS 3337, 0.06% 6/6/14 (Liquidity Facility Cr. Suisse AG) (c)(g)	5,000	5,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 1999 C, 0.06% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	40,000	40,000
(Wausau Hosp., Inc. Proj.) Series 1998 B, 0.07% 6/6/14, LOC JPMorgan Chase Bank, VRDN (c)	9,970	9,970
Series 2003 B, 0.06% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	4,500	4,500
Wisconsin Hsg. and Econ. Dev. Auth. Multi-family Hsg. Rev.:
Series 2007 A, 0.07% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,095	7,095
Series 2008 A, 0.06% 6/6/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	10,460	10,460
		97,725
Wyoming - 0.1%
Converse County Envir. Impt. Rev. Series 1995, 0.21% 6/6/14, VRDN (c)(f)	1,200	1,200
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 A, 0.11% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,000	5,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Wyoming - continued
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.23% 6/6/14, VRDN (c)(f)	$ 19,500	$ 19,500
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.2% 6/6/14, VRDN (c)	6,700	6,700
		32,400
TOTAL VARIABLE RATE DEMAND NOTE (Cost $17,434,788)		17,434,788
Other Municipal Debt - 28.4%

Alabama - 0.1%
Auburn Univ. Gen. Fee Rev. Bonds Series WF 08 55C, 0.11%, tender 11/13/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	23,475	23,475
Alaska - 0.5%
Anchorage Gen. Oblig.:
Series A1, 0.09% 7/31/14, LOC Wells Fargo Bank NA, CP	8,200	8,200
Series B1, 0.1% 8/1/14, LOC JPMorgan Chase Bank, CP	38,950	38,950
TAN 0.5% 9/16/14	65,200	65,279
North Slope Borough Gen. Oblig. Bonds:
Series 2012 A, 2.5% 6/30/14	4,400	4,408
Series 2013 A, 1% 6/30/14	24,890	24,906
		141,743
Arizona - 0.6%
Arizona School Facilities Board Ctfs. of Prtn. Bonds Series 2013 A2, 2% 9/1/14	5,890	5,917
Phoenix Civic Impt. Corp. Series 2011 B1, 0.09% 6/13/14, LOC Barclays Bank PLC, CP	56,600	56,600
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Bonds (Lt. Rail Proj.) Series 2013, 2% 7/1/14	14,695	14,717
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.1% 8/14/14, LOC Royal Bank of Canada, CP	40,300	40,300
Series 2012 B, 0.13% 12/10/14, LOC Wells Fargo Bank NA, CP	46,900	46,900
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.09% 9/10/14, CP	13,600	13,600
		178,034
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Arkansas - 0.1%
Arkansas Gen. Oblig. Bonds:
Series 2010, 4% 8/1/14	$ 14,000	$ 14,089
Series 2013, 2% 6/15/14	2,000	2,001
		16,090
California - 4.1%
California Econ. Recovery Bonds Series 2009 A, 5.25% 7/1/14	4,000	4,017
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.15% tender 8/28/14, CP mode	33,100	33,100
California Gen. Oblig.:
RAN Series 2013 A2, 2% 6/23/14	290,700	291,010
Series 2011 A2, 0.08% 6/4/14, LOC Royal Bank of Canada, CP	37,600	37,600
Kern County Gen. Oblig. TRAN 1.25% 6/30/14	88,400	88,475
Los Angeles Cmnty. College District Bonds Series WF 11 36C, 0.12%, tender 9/18/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	4,840	4,840
Los Angeles County Gen. Oblig. TRAN 2% 6/30/14	191,000	191,276
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.09% 9/4/14 (Liquidity Facility Wells Fargo Bank NA), CP	62,000	62,000
Los Angeles Gen. Oblig. TRAN 2% 6/26/14	212,815	213,080
Los Angeles Wastewtr. Sys. Bonds Series 2013 A, 2%	10,655	10,655
Newport Mesa Unified School District Bonds Series WF 11 70Z, 0.13%, tender 8/28/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	15,030	15,030
Oakland Gen. Oblig. TRAN 1.25% 6/30/14	52,930	52,975
San Diego County & School District TRAN Series 2013 A, 2% 6/30/14	22,100	22,132
San Diego Unified School District TRAN Series 2013 A2, 2% 6/30/14	27,600	27,640
San Francisco City & County Gen. Oblig. Bonds:
Series 2011 R1, 5% 6/15/14	6,190	6,201
Series 2013 C, 4% 6/15/14	7,915	7,927
San Jose Int'l. Arpt. Rev. Series A2, 0.09% 6/13/14, LOC Barclays Bank PLC, CP	8,492	8,492
Santa Cruz Gen. Oblig. TRAN 2% 7/2/14	16,900	16,926
Tulare County Gen. Oblig. TRAN 1.5% 6/30/14	38,600	38,640
Ventura County Gen. Oblig. TRAN 1.25% 7/1/14	47,325	47,367
		1,179,383
Colorado - 1.2%
Colorado Ed. Ln. Prog. TRAN Series 2013 B, 2% 6/27/14	143,800	143,995
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Gen. Fdg. Rev. TRAN Series 2013 A, 1% 6/27/14	$ 197,200	$ 197,315
Colorado Health Facilities Auth. Rev. Bonds Series 2009 A, 5% 7/1/15	5,400	5,679
		346,989
Connecticut - 0.7%
Connecticut Gen. Oblig. Bonds Series 2014 C, 2% 6/15/15	43,700	44,541
Hartford County Metropolitan District Gen. Oblig. BAN:
1% 12/5/14	72,800	73,133
1% 3/23/15	65,855	66,317
Univ. of Connecticut Gen. Oblig. Bonds Series 2014 A, 2% 2/15/15	22,355	22,651
		206,642
Delaware - 0.0%
Delaware Gen. Oblig. Bonds:
Series 2009 C, 5% 10/1/14	5,875	5,971
5% 7/1/14	2,555	2,565
		8,536
District Of Columbia - 1.3%
District of Columbia Gen. Oblig.:
Bonds Series 2013 A, 4% 6/1/15	9,675	10,046
TRAN 2% 9/30/14	109,200	109,859
District of Columbia Income Tax Rev. Bonds Series 0209 B, 5% 12/1/14	2,475	2,535
District of Columbia Rev. Bonds Series 2000, 0.09% tender 9/4/14, LOC JPMorgan Chase Bank, CP mode	71,600	71,600
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.08% 6/5/14, LOC JPMorgan Chase Bank, CP	27,600	27,600
0.09% 6/5/14, LOC JPMorgan Chase Bank, CP	26,660	26,660
0.09% 6/5/14, LOC JPMorgan Chase Bank, CP	47,900	47,900
0.09% 6/5/14, LOC JPMorgan Chase Bank, CP	15,400	15,400
0.11% 8/6/14, LOC JPMorgan Chase Bank, CP	57,700	57,700
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2A1, 0.08% 8/11/14, LOC Sumitomo Mitsui Banking Corp., CP	14,400	14,400
		383,700
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - 1.3%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. & Clinics, Inc. Proj.) Series 2008, 0.09% tender 6/4/14, LOC Bank of America NA, CP mode	$ 21,300	$ 21,300
Escambia City Health Facilities Auth. Rev. Bonds 5.25% 11/15/14	4,630	4,738
Florida Board of Ed. Lottery Rev. Bonds:
Series 2010 D, 5% 7/1/14	5,400	5,421
Series 2010 E, 4% 7/1/14	2,600	2,608
Series 2010 F, 5% 7/1/14	9,555	9,592
5.25% 7/1/14	5,000	5,021
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series 2009 D, 5% 6/1/14	5,000	5,000
Series 2012 B, 5% 6/1/14	2,160	2,160
Florida Dept. of Trans. Tpk. Rev. Bonds Series 2013 B, 2% 7/1/14	15,830	15,854
Florida Gen. Oblig. Bonds Series 2009 B, 5% 7/1/14	8,070	8,102
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2008 A, 5% 7/1/14	47,240	47,426
Florida Local Govt. Fin. Cmnty.:
Series 2011 A:
0.1% 7/1/14, LOC JPMorgan Chase Bank, CP	4,262	4,262
0.1% 7/1/14, LOC JPMorgan Chase Bank, CP	10,225	10,225
Series 2011 A1:
0.09% 6/3/14, LOC JPMorgan Chase Bank, CP	13,858	13,858
0.1% 7/1/14, LOC JPMorgan Chase Bank, CP	5,620	5,620
0.1% 7/3/14, LOC JPMorgan Chase Bank, CP	15,573	15,573
Hillsborough County Aviation Auth. Rev. Bonds Series 2013 A, 2% 10/1/14 (f)	12,195	12,262
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.09% 6/26/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	15,738	15,738
0.11% 7/17/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	17,210	17,210
0.11% 8/14/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	17,490	17,490
0.11% 9/4/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	7,000	7,000
0.12% 6/19/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	21,600	21,600
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Bonds 2% 10/1/14	5,940	5,976
Series C1:
0.09% 6/2/14, CP	9,600	9,600
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Elec. Auth. Elec. Sys. Rev.: - continued
Series C1: - continued
0.09% 6/2/14, CP	$ 15,400	$ 15,400
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds:
Series 23 Issue 2, 5% 10/1/14	7,000	7,112
Series 25 Issue 2, 4% 10/1/14	5,000	5,064
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2011 A, 0.17%, tender 12/26/14 (c)	14,500	14,500
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, 0.14%, tender 12/26/14 (c)	17,000	17,000
Series 2014 A1, 0.14%, tender 12/26/14 (c)	3,300	3,300
South Miami Health Facilities Auth. Hosp. Rev. Bonds Series 2007, 5% 8/15/14	5,125	5,176
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.14%, tender 12/26/14 (c)	14,515	14,515
		365,703
Georgia - 0.7%
Atlanta Arpt. Rev. Bonds 2% 1/1/15 (f)	17,080	17,259
Cobb County Gen. Obligations TAN 0.5% 11/28/14	35,800	35,870
Georgia Gen. Oblig. Bonds:
Series 1997 A, 6% 4/1/15	5,000	5,243
Series 2012 A, 5% 7/1/14	2,000	2,008
4% 1/1/15	1,000	1,022
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds 0.09% tender 6/13/14, LOC Barclays Bank PLC, CP mode	15,550	15,550
Series B, 0.09% 6/16/14, LOC TD Banknorth, NA, CP	30,800	30,800
Georgia Road & Thruway Auth. Rev. Bonds Series 2006, 5%	6,000	6,000
Metropolitan Atlanta Rapid Transit:
Series 2012 C1, 0.09% 6/3/14, LOC Bank of New York, New York, CP	25,700	25,700
Series 2012 C2, 0.09% 6/3/14, LOC Bank of New York, New York, CP	12,000	12,000
Series 2012 D1, 0.11% 8/6/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	29,800	29,800
Series 2012 D2, 0.11% 8/6/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	12,000	12,000
Private Colleges & Univs. Auth. Rev. Bonds Series WF 11 32C, 0.13%, tender 8/28/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	5,800	5,800
		199,052
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Hawaii - 0.1%
Hawaii Gen. Oblig. Bonds:
Series 2005 DG, 5% 7/1/14	$ 4,000	$ 4,016
Series 2007 DJ, 5% 4/1/15	8,065	8,389
Series 2013 EI, 5% 8/1/14	23,515	23,705
5.75% 2/1/15	4,150	4,305
		40,415
Idaho - 0.5%
Idaho Gen. Oblig. TAN 2% 6/30/14	121,800	121,975
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 0.13%, tender 12/26/14 (c)	13,000	13,000
		134,975
Illinois - 0.7%
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2011 D1, 0.13% 9/4/14, LOC BMO Harris Bank NA, CP (f)	8,628	8,628
Series 2011 D2, 0.11% 9/4/14, LOC BMO Harris Bank NA, CP	2,751	2,751
Cook County Gen. Oblig. Bonds Series 2014 A, 1% 11/15/14	11,600	11,640
DuPage County Gen. Oblig. Bonds Series Merlots 00 A9, 0.12%, tender 9/17/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	8,705	8,705
Illinois Fin. Auth. Ed. Rev.:
Series L, 0.08% 7/29/14, LOC PNC Bank NA, CP	17,240	17,240
0.11% 7/8/14, LOC PNC Bank NA, CP	14,000	14,000
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, 0.18%, tender 12/26/14 (c)	11,700	11,700
(Hosp. Sisters Svcs. Proj.):
Series 2012 H, 0.1% tender 7/8/14, CP mode	16,900	16,900
Series 2012 I, 0.11% tender 6/4/14, CP mode	39,460	39,460
Series 2012 H, 0.08% tender 8/5/14, CP mode	12,500	12,500
Series 2012 I, 0.08% tender 8/6/14, CP mode	17,200	17,200
Illinois Health Facilities Auth. Rev. Bonds:
(Advocate Health Care Proj.) Series 2003 A, 4.375%, tender 7/1/14 (c)	2,025	2,032
Series 2003 C, 0.17%, tender 5/1/15 (c)	5,400	5,400
Illinois Sales Tax Rev. Bonds:
Series 2002, 5.5% 6/15/14	3,005	3,011
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Sales Tax Rev. Bonds: - continued
Series 2010, 5% 6/15/14	$ 5,170	$ 5,180
Series 2013, 2% 6/15/14	31,400	31,422
		207,769
Indiana - 0.6%
Indiana Fin. Auth. Rev. Bonds:
(Trinity Health Sys. Proj.) Series 2008 D2:
0.08% tender 8/7/14, CP mode	35,500	35,500
0.09% tender 7/8/14, CP mode	87,645	87,645
2% 2/1/15	9,288	9,403
2% 2/1/15	400	405
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A1, 1.5%, tender 8/1/14 (c)	1,000	1,002
Indianapolis Gas Util. Sys. Rev. 0.09% 9/4/14, LOC JPMorgan Chase Bank, CP	43,000	43,000
		176,955
Kansas - 0.6%
City of Lawrence:
BAN 1.5% 10/1/14	31,405	31,541
Bonds Series II, 1.5% 10/1/14	11,270	11,319
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A2, 0.29% 9/1/14 (c)	24,780	24,793
Wichita Gen. Oblig. BAN:
Series 258, 0.5% 10/15/14	58,105	58,105
0.25% 10/15/14 (f)	44,200	44,200
		169,958
Kentucky - 0.3%
Jefferson County Poll. Cont. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2002 A2, 0.25% tender 7/1/14, CP mode (f)	35,000	35,000
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.3% tender 7/3/14, CP mode	9,600	9,600
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
Series 2001 A, 0.3% tender 7/3/14, CP mode	19,800	19,800
Series 2001 B, 0.25% tender 7/1/14, CP mode (f)	9,400	9,400
		73,800
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Maryland - 0.6%
Anne Arundel County Gen. Oblig. Bonds:
5% 4/1/15	$ 7,615	$ 7,923
5% 4/1/15	2,640	2,747
Baltimore County Gen. Oblig.:
Series 2011:
0.09% 7/8/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	32,815	32,815
0.1% 6/16/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	16,700	16,700
0.08% 7/23/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	33,125	33,125
0.08% 7/23/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	18,450	18,450
Maryland Gen. Oblig. Bonds:
Second Series 2010 B, 5% 8/1/14	5,170	5,212
Series 2012 B, 5% 3/15/15	8,000	8,306
4% 8/1/14	3,150	3,170
5% 7/15/14	1,600	1,609
Montgomery County Gen. Oblig. Bonds:
Series 2004 A, 5.25% 9/1/14	5,000	5,064
Series 2013 MD, 0.1%, tender 9/2/14 (b)(c)	40,400	40,400
		175,521
Massachusetts - 0.3%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.32% tender 6/27/14, CP mode (f)	24,400	24,400
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.27% tender 6/26/14, CP mode	8,150	8,150
0.27% tender 6/27/14, CP mode	13,375	13,375
Series 1993 A, 0.27% tender 6/27/14, CP mode	15,000	15,000
Series 1993 B:
0.37% tender 6/16/14, CP mode	8,800	8,800
0.37% tender 6/20/14, CP mode	1,650	1,650
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.28% tender 7/1/14, CP mode (f)	1,100	1,100
		72,475
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Michigan - 0.5%
Michigan Bldg. Auth. Rev. Series 6:
0.08% 6/19/14, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	$ 7,000	$ 7,000
0.08% 6/19/14, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	3,745	3,745
Michigan Fin. Auth. Rev. Bonds Series 2013 M1, 0.1%, tender 9/2/14 (b)(c)	16,000	16,000
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C:
0.08% tender 8/6/14, CP mode	16,965	16,965
0.08% tender 8/11/14, CP mode	18,340	18,340
0.1% tender 6/4/14, CP mode	24,590	24,590
0.1% tender 7/8/14, CP mode	50,000	50,000
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.12%, tender 9/25/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	3,000	3,000
		139,640
Minnesota - 0.5%
Minneapolis Gen. Oblig. Bonds Series 2013, 2% 12/1/14	2,080	2,099
Minnesota 911 Rev. Bonds (Pub. Safety Radio Communications Sys. Proj.) Series 2011, 4%	1,600	1,600
Minnesota Gen. Oblig. Bonds:
Series 2009 E, 5% 8/1/14	4,000	4,032
Series 2010 D, 5% 8/1/14	3,025	3,049
Series 2010 E, 5% 8/1/14	6,150	6,200
Series 2013 A, 5% 8/1/14	6,835	6,890
Series WF 11 110C, 0.14%, tender 8/14/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	23,520	23,520
5% 10/1/14	16,000	16,261
5% 10/1/14	13,675	13,894
Univ. of Minnesota Gen. Oblig. Series 2009 D, 0.1% 7/8/14, CP	9,000	9,000
Univ. of Minnesota Rev. Series 2005 A:
0.08% 8/4/14, CP	22,600	22,600
0.08% 8/4/14, CP	7,650	7,650
0.09% 6/3/14, CP	14,090	14,090
		130,885
Missouri - 0.0%
Missouri Health & Edl. Facilities Bonds (BJC Health Sys. Proj.) Series 2013 C, 0.13%, tender 12/26/14 (c)	13,600	13,600
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Nebraska - 0.3%
Nebraska Pub. Pwr. District Rev. Series A:
0.09% 6/19/14, CP	$ 16,900	$ 16,900
0.09% 6/24/14, CP	15,400	15,400
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.1% 8/1/14, CP	7,500	7,500
0.1% 8/7/14, CP	5,200	5,200
0.1% 8/19/14, CP	13,500	13,500
0.1% 8/20/14, CP	15,000	15,000
		73,500
Nevada - 0.3%
Clark County Arpt. Rev. Bonds 4% 7/1/14 (f)	10,000	10,032
Clark County School District Bonds:
Series 1998, 5.5% 6/15/14	1,650	1,653
Series 2006 A, 5% 6/15/14	2,000	2,004
Series 2011 A, 5% 6/15/14	7,125	7,138
Series 2013 A, 4% 6/15/14	3,840	3,845
Series 2013 B, 3% 6/15/14	14,200	14,215
Nevada Unemployment Compensation Fund Spl. Rev. Bonds Series 2013, 2% 12/1/14	2,875	2,901
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.1% 10/9/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	13,000	13,000
Series 2006 B, 0.08% 8/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	23,300	23,300
		78,088
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1990 A1, 0.28% tender 7/1/14, CP mode (f)	35,500	35,500
Series 1990 B, 0.37% tender 6/16/14, CP mode	27,100	27,100
Series 1990 A2, 0.32% tender 6/27/14, CP mode (f)	9,450	9,450
		72,050
New Jersey - 0.1%
Hoboken Gen. Oblig. BAN Series 2014 A, 1% 3/18/15	12,924	13,012
Passaic County Gen. Oblig. BAN Series 2013 A, 1.25% 12/19/14	15,669	15,758
West Milford Township Gen. Oblig. BAN 1.25% 10/3/14	5,550	5,567
		34,337
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 0.1%
New Mexico Severance Tax Rev. Bonds:
Series 2009 A, 5% 7/1/14	$ 1,000	$ 1,004
Series 2010 B, 5% 7/1/14	8,230	8,263
Series 2013 A, 5% 7/1/14	6,000	6,024
Series 2014 A, 2% 7/1/15 (b)	3,750	3,821
		19,112
New York - 0.2%
JPMorgan Chase Bonds Series Putters 4410, 0.11%, tender 8/14/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)(h)	24,130	24,130
New York Metropolitan Trans. Auth. Rev. Series 2D, 0.11% 8/8/14, LOC Citibank NA, CP	30,000	30,000
		54,130
North Carolina - 0.2%
Board of Governors of the Univ. of North Carolina Series D, 0.09% 9/4/14, CP	8,500	8,500
Charlotte Ctfs. of Prtn. Bonds 5% 12/1/14	5,095	5,219
Charlotte Gen. Oblig. Bonds Series 2013 B, 2% 7/1/14	9,580	9,594
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, 0.12%, tender 9/18/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	8,030	8,030
North Carolina Gen. Oblig. Bonds:
Series 2005 B, 5% 4/1/15	4,000	4,161
Series 2010 A, 5% 5/1/15	5,600	5,848
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds:
Series 2008 A, 5.25% 1/1/15	5,210	5,364
Series 2012 A:
3% 1/1/15	2,000	2,032
5% 1/1/15	3,250	3,341
		52,089
Ohio - 0.3%
Delaware Gen. Oblig. BAN 1% 4/22/15	2,085	2,101
Ohio Gen. Oblig. Bonds Series 2014 R, 4% 5/1/15 (b)	4,105	4,246
Ohio Higher Edl. Facility Commission Rev. Bonds:
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.09% tender 9/4/14, CP mode	10,000	10,000
0.1% tender 7/7/14, CP mode	12,400	12,400
0.1% tender 7/7/14, CP mode	13,450	13,450
0.1% tender 10/29/14, CP mode	7,200	7,200
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev. Bonds: - continued
(The Cleveland Clinic Foundation Proj.): - continued
Series 2008 B6:
0.09% tender 9/4/14, CP mode	$ 8,800	$ 8,800
0.1% tender 10/29/14, CP mode	8,600	8,600
0.1% tender 8/6/14, CP mode	18,650	18,650
Univ. of Cincinnati Gen. Receipts BAN Series 2014 A, 1% 5/8/15	11,100	11,188
		96,635
Oklahoma - 0.0%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A:
0.09% 8/6/14, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
0.09% 9/4/14, LOC State Street Bank & Trust Co., Boston, CP	2,500	2,500
		7,500
Oregon - 0.6%
Oregon Facilities Auth. Rev. Bonds Series 2013 C, 0.11%, tender 10/1/14 (c)	15,400	15,400
Oregon Gen. Oblig.:
Bonds Series WF11 57 C, 0.12%, tender 9/25/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	10,800	10,800
TAN Series 2013 A, 1.5% 7/31/14	127,800	128,077
Portland Gen. Oblig. TAN Series 2013, 1.25% 6/25/14	19,700	19,714
Portland Ore Wtr. Sys. Rev. Bonds Series 2013, 5% 10/1/14	5,030	5,111
		179,102
Pennsylvania - 0.3%
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A, 4% 7/1/14	13,790	13,833
Pennsylvania Gen. Oblig. Bonds:
Series I, 5% 9/1/14	11,495	11,636
4% 11/15/14	7,795	7,933
Philadelphia Gen. Oblig. TRAN Series 2013 A, 0.75% 6/30/14	45,900	45,921
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN 2% 7/11/14	12,300	12,324
		91,647
South Carolina - 0.2%
Oconee County School District Bonds Series 2014 A, 2% 3/1/15 (South Carolina School District Cr. Enhancement Prog. Guaranteed)	5,525	5,601
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Gen. Oblig. Bonds:
Series 2010 A:
4% 6/1/14	$ 10,000	$ 10,000
4% 6/1/15	4,600	4,776
Series 2011 A, 5% 3/1/15	2,840	2,943
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) Series 1990, 0.28% tender 6/2/14, CP mode	23,150	23,150
		46,470
Tennessee - 0.0%
Memphis Elec. Sys. Rev. Bonds 5% 12/1/14	6,315	6,467
Texas - 7.5%
Alief Independent School District Bonds Series 2013 A, 5% 2/15/15 (Permanent School Fund of Texas Guaranteed)	4,530	4,685
Austin Elec. Util. Sys. Rev. Series A:
0.09% 6/24/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,100	7,100
0.09% 6/24/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	26,100	26,100
0.09% 7/15/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	14,740	14,740
0.09% 7/15/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
0.1% 6/24/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,200	6,200
0.1% 6/24/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	63,890	63,890
0.1% 6/24/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,500	4,500
0.1% 7/15/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,600	4,600
0.1% 7/15/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,540	7,540
0.11% 7/8/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,500	8,500
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds:
Series WF 10 53C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	5,550	5,550
3% 7/1/14	5,855	5,869
Brownsville Util. Sys. Rev. Series 2014 A, 0.13% 8/11/14, LOC Bank of Montreal Chicago CD Prog., CP	4,000	4,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Area Rapid Transit Sales Tax Rev. Bonds Series WF 09 60C, 0.11%, tender 11/13/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	$ 20,570	$ 20,570
Frisco Independent School District Bonds Series WF 11 1C, 0.13%, tender 7/31/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	13,580	13,580
Harris County Gen. Oblig.:
Series A1:
0.09% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	12,000	12,000
0.1% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,850	1,850
Series D, 0.09% 6/17/14 (Liquidity Facility JPMorgan Chase Bank), CP	17,250	17,250
Harris County Metropolitan Trans. Auth.:
Series A1, 0.13% 6/4/14 (Liquidity Facility JPMorgan Chase Bank), CP	10,000	10,000
Series A3, 0.12% 6/4/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,000	4,000
Houston Arpt. Sys. Rev. Series A, 0.13% 10/14/14, LOC Royal Bank of Canada, CP (f)	1,200	1,200
Houston Gen. Oblig. TRAN Series 2013, 2% 6/30/14	47,500	47,568
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A, 0.1% 8/5/14, CP	4,550	4,550
Houston Util. Sys. Rev.:
Bonds Series 2011 E, 5% 11/15/14	6,900	7,052
Series B2, 0.07% 7/9/14, LOC Wells Fargo Bank NA, CP	37,700	37,700
Series B3, 0.1% 7/9/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,000	6,000
Series B4, 0.07% 7/9/14, LOC State Street Bank & Trust Co., Boston, CP	48,200	48,200
Keller Independent School District Bonds Series WF11 55 C, 0.14%, tender 8/14/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	5,630	5,630
Lower Colorado River Auth. Rev.:
Series A:
0.08% 8/15/14, LOC JPMorgan Chase Bank, CP	6,050	6,050
0.08% 8/15/14, LOC JPMorgan Chase Bank, CP	11,410	11,410
0.09% 10/7/14, LOC JPMorgan Chase Bank, CP	12,350	12,350
0.08% 7/16/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	9,800	9,800
0.08% 8/6/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	56,000	56,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev.: - continued
0.09% 6/18/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	$ 16,000	$ 16,000
0.09% 8/5/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	18,500	18,500
0.1% 10/7/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	33,900	33,900
Plano Independent School District Bonds Series 2010, 5% 2/15/15 (Permanent School Fund of Texas Guaranteed)	2,500	2,586
Richardson Independent School District Bonds Series 2014 A, 2% 2/15/15 (Permanent School Fund of Texas Guaranteed) (b)	2,385	2,415
Spring Branch Independent School District Bonds Series 2005, 5% 2/1/15 (Permanent School Fund of Texas Guaranteed)	4,420	4,563
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 0.19%, tender 12/26/14 (c)	6,300	6,300
Series 2013 B, 0.15%, tender 12/26/14 (c)	9,500	9,500
Texas A&M Univ. Rev. Series 1993 B:
0.1% 8/6/14, CP	7,385	7,385
0.1% 8/7/14, CP	18,905	18,905
Texas Gen. Oblig.:
Bonds:
Series 2010 B, 5% 8/1/14	1,000	1,008
Series 2010, 5% 8/1/14 (f)	1,050	1,058
TRAN Series 2013, 2% 8/28/14	1,249,605	1,255,057
Texas Muni. Pwr. Agcy. Rev. Series 2005:
0.09% 6/13/14, LOC Barclays Bank PLC, CP	21,900	21,900
0.1% 8/5/14, LOC Barclays Bank PLC, CP	20,735	20,735
Texas Pub. Fin. Auth. Rev. Bonds:
Series 2010 A, 5% 7/1/14	4,825	4,844
Series 2014 A, 5% 1/1/15	960	987
Texas State Univ. Sys. Fing. Rev. Bonds Series WF 11 79C, 0.11%, tender 10/16/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	6,345	6,345
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2007, 5% 4/1/15	535	556
Texas Wtr. Dev. Board Rev. Bonds Series 2013 A, 1% 7/15/14	2,590	2,592
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A:
0.07% 8/7/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	15,900	15,900
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A: - continued
0.08% 7/8/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	$ 14,400	$ 14,400
0.08% 8/5/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	15,120	15,120
0.08% 8/6/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,300	10,300
0.08% 8/6/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,200	17,200
0.08% 8/7/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,800	13,800
0.08% 8/12/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	25,000	25,000
0.08% 8/13/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	25,000	25,000
0.08% 8/14/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	25,000	25,000
0.08% 8/15/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	8,342	8,342
0.1% 6/4/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,200	17,200
0.1% 7/8/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	22,432	22,432
Upper Trinity Reg'l. Wtr. District Series A, 0.09% 6/3/14, LOC Bank of America NA, CP	15,000	15,000
		2,160,864
Utah - 0.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series 2013 A, 2% 7/1/14	14,200	14,222
Series 2013 B1, 0.11% 11/7/14 (Liquidity Facility JPMorgan Chase Bank), CP	10,200	10,200
Utah Gen. Oblig. Bonds:
Series 2004 A, 5% 7/1/14	12,150	12,198
Series 2009 C, 4% 7/1/14	250	251
Series 2010 A, 5% 7/1/14	4,020	4,036
Series 2011 A, 5% 7/1/14	4,630	4,648
		45,555
Vermont - 0.0%
Vermont Econ. Dev. Auth. Rev. Series B, 0.1% 8/7/14, LOC JPMorgan Chase Bank, CP	5,250	5,250
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Virginia - 0.6%
Fairfax County Gen. Oblig. Bonds:
Series 2009 C, 3% 10/1/14	$ 3,000	$ 3,029
Series 2013 B, 3% 10/1/14	6,000	6,058
3% 10/1/14	7,755	7,830
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.14%, tender 12/26/14 (c)	22,800	22,800
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.5% tender 6/9/14, CP mode (f)	23,600	23,600
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 B, 0.18%, tender 12/26/14 (c)	14,155	14,155
Series 2012 A, 0.14%, tender 12/26/14 (c)	13,045	13,045
Norfolk Econ. Dev. Auth. Rev. Series 1997:
0.1% 8/20/14, CP	13,800	13,800
0.1% 8/20/14, CP	5,100	5,100
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.45% tender 6/9/14, CP mode	11,200	11,200
Virginia Beach Gen. Oblig. Bonds Series 2011 A, 4% 6/1/14	4,500	4,500
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
(21st Century College and Equip. Progs.) Series 2014 A, 5% 2/1/15	9,445	9,751
(Pub. Higher Ed. Fing. Prog.) Series 2009 B, 5% 9/1/14	4,475	4,529
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds:
Series 2005 C, 5% 8/1/14	2,000	2,016
Series 2006 A, 5% 8/1/14	5,330	5,373
Series 2010 B1, 5% 8/1/14	6,055	6,104
Virginia Pub. School Auth. Bonds:
Series 1997 B, 5% 8/1/14	6,615	6,668
Series II, 5% 4/15/15	11,655	12,147
		171,705
Washington - 0.8%
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.):
Series 2005 A, 5% 7/1/14	3,000	3,012
Series 2006 A, 5% 7/1/14	3,650	3,664
(Proj. #3) Series 2007 A, 5% 7/1/15	1,000	1,052
Series 2003 A, 5.5% 7/1/14	2,000	2,009
Series 2008 A, 5% 7/1/14	1,485	1,491
Series 2009, 4% 7/1/14	1,000	1,003
Series A, 5.25% 7/1/14	5,000	5,021
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Energy Northwest Elec. Rev. Bonds: - continued
5% 7/1/14 (Pre-Refunded to 7/1/14 @ 100)	$ 800	$ 803
Port of Seattle Rev. Series B1, 0.11% 6/10/14, LOC Bank of America NA, CP (f)	17,655	17,655
Seattle Gen. Oblig. Bonds:
Series 2010 B, 5% 8/1/14	3,165	3,191
Series 2014, 5% 5/1/15	6,785	7,085
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2004, 5% 8/1/14	1,300	1,310
Series 2010 B, 5% 2/1/15	7,540	7,783
Series 2012 A, 3% 6/1/14	4,755	4,755
Spokane County School District #81 Bonds Series 2013, 5% 12/1/14 (Washington Gen. Oblig. Guaranteed)	10,900	11,163
Univ. of Washington Univ. Revs. Series 8, 0.11% 12/5/14, CP	12,500	12,500
Washington Ctfs. of Prtn. Bonds Series 2013 D, 2% 7/1/14	4,445	4,451
Washington Gen. Oblig. Bonds:
Series 2005 D, 5% 1/1/15	3,000	3,085
Series 2007 C, 5% 1/1/15	4,225	4,344
Series 2011 A, 5% 1/1/15	3,120	3,208
Series 2011 B, 5% 7/1/14	10,995	11,039
Series 2011 C, 5% 7/1/14	8,000	8,032
Series 2012 B1, 4% 8/1/14	9,000	9,058
Series 2013 B, 5% 7/1/14	1,000	1,004
Series GS 06 7T, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)	15,435	15,435
Series WF 11-16C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	20,100	20,100
Washington Health Care Facilities Auth. Rev. Bonds:
Series 2009 A, 6.5% 11/15/14 (Pre-Refunded to 11/15/14 @ 100)	17,930	18,450
Series 2012 A, 3% 10/1/14	1,900	1,918
Series 2013 B1, 0.21%, tender 12/26/14 (c)	36,000	36,000
Series 2013 B2, 0.21%, tender 12/26/14 (c)	20,000	20,000
		239,621
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.32% tender 6/26/14, CP mode (f)	20,000	20,000
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.5% tender 6/9/14, CP mode (f)	7,400	7,400
		27,400
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - 1.1%
Madison Gen. Oblig. Bonds Series 2013 A, 1.5% 10/1/14	$ 5,730	$ 5,755
Milwaukee Gen. Oblig.:
Bonds Series 2014 N2, 5% 4/1/15	17,100	17,790
RAN Series 2014 RI, 1% 12/23/14	24,000	24,120
Milwaukee School District RAN 2% 6/30/14	91,000	91,132
Wisconsin Clean Wtr. Rev. Bonds Series 2, 5.25% 6/1/14	4,765	4,765
Wisconsin Gen. Oblig.:
Series 2005 A, 0.1% 8/20/14 (Liquidity Facility Bank of New York, New York), CP	14,500	14,500
Series 2013 A:
0.07% 8/7/14 (Liquidity Facility Bank of New York, New York), CP	20,200	20,200
0.1% 9/4/14 (Liquidity Facility Bank of New York, New York), CP	16,700	16,700
Wisconsin Health & Edl. Facilities Bonds:
Series 2013 B, 0.12%, tender 12/26/14 (c)	12,650	12,650
Series 2014 B1, 0.14%, tender 12/26/14 (c)	4,000	4,000
Series 2014 B2, 0.14%, tender 12/26/14 (c)	11,150	11,150
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds (Hosp. Sisters Svcs., Inc. Proj.) Series 2012 J, 0.09% tender 6/17/14, CP mode	9,600	9,600
Wisconsin Trans. Rev.:
Bonds Series 1:
5% 7/1/14	3,385	3,398
5.25% 7/1/14	1,825	1,833
Series 1997 A:
0.1% 6/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	14,350	14,350
0.1% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,413	10,413
Series 2006 A:
0.1% 6/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	6,836	6,843
0.1% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	5,100	5,100
Series 2013 A:
0.09% 6/4/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	17,510	17,510
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.: - continued
Series 2013 A: - continued
0.1% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 6,850	$ 6,850
0.1% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,750	13,750
		312,409
TOTAL OTHER MUNICIPAL DEBT (Cost $8,159,271)		8,159,271
Investment Company - 11.2%
	Shares
Fidelity Municipal Cash Central Fund, 0.08% (d)(e) (Cost $3,206,038)	3,206,038,134	3,206,038
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $28,800,097)		28,800,097
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(111,015)
NET ASSETS - 100%		$ 28,689,082
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,095,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $204,105,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Auburn Univ. Gen. Fee Rev. Bonds Series WF 08 55C, 0.11%, tender 11/13/14 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 23,475
Security	Acquisition Date	Cost (000s)
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA)	9/16/13	$ 5,550
Dallas Area Rapid Transit Sales Tax Rev. Bonds Series WF 09 60C, 0.11%, tender 11/13/14 (Liquidity Facility Wells Fargo & Co.)	9/3/09 - 5/15/12	$ 20,570
DuPage County Gen. Oblig. Bonds Series Merlots 00 A9, 0.12%, tender 9/17/14 (Liquidity Facility Wells Fargo Bank NA)	8/17/11	$ 8,705
Frisco Independent School District Bonds Series WF 11 1C, 0.13%, tender 7/31/14 (Liquidity Facility Wells Fargo Bank NA)	1/12/11 - 4/13/11	$ 13,580
JPMorgan Chase Bonds Series Putters 4410, 0.11%, tender 8/14/14 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$ 24,130
Security	Acquisition Date	Cost (000s)
Keller Independent School District Bonds Series WF11 55 C, 0.14%, tender 8/14/14 (Liquidity Facility Wells Fargo Bank NA)	1/19/12 - 5/15/12	$ 5,630
Los Angeles Cmnty. College District Bonds Series WF 11 36C, 0.12%, tender 9/18/14 (Liquidity Facility Wells Fargo Bank NA)	4/29/13	$ 4,840
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.12%, tender 9/25/14 (Liquidity Facility Wells Fargo Bank NA)	6/23/11	$ 3,000
Minnesota Gen. Oblig. Bonds Series WF 11 110C, 0.14%, tender 8/14/14 (Liquidity Facility Wells Fargo Bank NA)	3/22/12 - 12/12/12	$ 23,520
Newport Mesa Unified School District Bonds Series WF 11 70Z, 0.13%, tender 8/28/14 (Liquidity Facility Wells Fargo Bank NA)	7/17/12 - 1/30/14	$ 15,030
Security	Acquisition Date	Cost (000s)
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, 0.12%, tender 9/18/14 (Liquidity Facility Wells Fargo Bank NA)	12/1/11 - 12/10/12	$ 8,030
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.12%, tender 9/25/14 (Liquidity Facility Wells Fargo Bank NA)	1/12/12	$ 10,800
Private Colleges & Univs. Auth. Rev. Bonds Series WF 11 32C, 0.13%, tender 8/28/14 (Liquidity Facility Wells Fargo Bank NA)	8/8/11	$ 5,800
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) Series 1994, 0.25% 6/6/14, LOC Bank of America NA, VRDN	10/16/97 - 12/20/05	$ 5,000
Texas State Univ. Sys. Fing. Rev. Bonds Series WF 11 79C, 0.11%, tender 10/16/14 (Liquidity Facility Wells Fargo Bank NA)	6/23/11	$ 6,345
Security	Acquisition Date	Cost (000s)
Washington Gen. Oblig. Bonds Series WF 11-16C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA)	11/1/12 - 5/9/13	$ 20,100
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 1,510
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2014, the cost of investment securities for income tax purposes was $28,800,097,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2014